UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-CSR relates solely to the Registrant's PGIM Real Assets Fund and PGIM Global Dynamic Bond Fund (the "Funds")

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM REAL ASSETS FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report presents the consolidated results of the PGIM Real Assets Fund and the PGIM Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Real Assets Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Assets Fund

June 15, 2020

PGIM Real Assets Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–8.24	–9.53	–2.28	0.04 (12/30/10)
Class B	–8.42	–9.71	–2.15	–0.13 (12/30/10)
Class C	–8.56	–5.94	–1.91	–0.10 (12/30/10)
Class Z	–8.07	–4.01	–0.89	0.92 (12/30/10)
Class R6	–8.02	–3.81	–0.80	–0.61 (1/23/15)
Customized Blend Index
	–11.88	–8.43	–1.22	—
Bloomberg Barclays US TIPS Index
	5.08	9.46	3.08	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class A, B, C, Z (12/30/10)	Class R6 (1/23/15)
Customized Blend Index	–0.18	–1.09
Bloomberg Barclays US TIPS Index	3.42	2.75

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International World Real Estate Net Dividend Index (33.3%), and Bloomberg Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Bloomberg Barclays US TIPS Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

PGIM Real Assets Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	17.1%
PGIM Jennison Global Infrastructure Fund (Class R6)	Utilities/Infrastructure	9.5%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/23	U.S. Treasury Obligations	8.4%
PGIM Global Real Estate Fund (Class R6)	Real Estate	6.4%
PGIM Select Real Estate Fund (Class R6)	Global Real Estate	6.4%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.875%, 01/15/29	U.S. Treasury Obligations	5.0%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.625%, 01/15/26	U.S. Treasury Obligations	4.9%
PGIM Jennison Natural Resources Fund (Class R6)	Natural Resources	4.3%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.250%, 01/15/25	U.S. Treasury Obligations	4.1%
PGIM Short-Term Corporate Bond Fund (Class R6)	Short-Term Debt	3.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Real Assets Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Assets Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$917.60	1.34%	$6.39
	Hypothetical	$1,000.00	$1,018.20	1.34%	$6.72
Class B	Actual	$1,000.00	$915.80	2.20%	$10.48
	Hypothetical	$1,000.00	$1,013.92	2.20%	$11.02
Class C	Actual	$1,000.00	$914.40	2.02%	$9.61
	Hypothetical	$1,000.00	$1,014.82	2.02%	$10.12
Class Z	Actual	$1,000.00	$919.30	0.98%	$4.68
	Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92
Class R6	Actual	$1,000.00	$919.80	0.85%	$4.06
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Consolidated Schedule of Investments (unaudited)

as of April 30, 2020

Description			Shares	Value
LONG-TERM INVESTMENTS 83.7%

AFFILIATED MUTUAL FUNDS 49.3%
PGIM Global Real Estate Fund (Class R6)			285,955	$5,536,090
PGIM Jennison Global Infrastructure Fund (Class R6)			629,993	8,227,707
PGIM Jennison MLP Fund (Class R6)			346,565	1,490,229
PGIM Jennison Natural Resources Fund (Class R6)			157,862	3,735,023
PGIM QMA Commodity Strategies Fund (Class R6)			2,018,824	14,919,106
PGIM Select Real Estate Fund (Class R6)			528,635	5,534,808
PGIM Short-Term Corporate Bond Fund (Class R6)			310,532	3,412,742

TOTAL AFFILIATED MUTUAL FUNDS (cost $45,875,102)(w)				42,855,705

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 34.4%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	480	473,166
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,011	1,002,157
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	7,290	7,282,653
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	342	360,605
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	3,506	3,591,397
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,157	1,212,519
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	288	307,501
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	4,061	4,276,502
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	141	162,581
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	461	557,334
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	3,883	4,309,870
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	788	995,427
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	551	707,068
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	839	1,096,829
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	248	246,295
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	294	396,330
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,420	1,649,669
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	568	821,767
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	272	396,777
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	73	105,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,536,062)				29,951,885

TOTAL LONG-TERM INVESTMENTS (cost $74,411,164)				72,807,590

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	9

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description			Shares	Value
SHORT-TERM INVESTMENTS 17.1%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Ultra Short Bond Fund (cost $1,097,826)(w)			1,097,826	$1,097,826

UNAFFILIATED FUND 14.8%
Dreyfus Treasury Securities Cash Management (cost $12,908,272)(bb)			12,908,272	12,908,272

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(bb)(k)(n) 1.0%
U.S. Treasury Bills	0.010%	09/17/20	150	149,940
U.S. Treasury Bills	0.060	06/18/20	500	499,937
U.S. Treasury Bills	0.100	06/18/20	100	99,987
U.S. Treasury Bills	1.230	06/18/20	100	99,988

TOTAL U.S. TREASURY OBLIGATIONS (cost $849,778)				849,852

TOTAL SHORT-TERM INVESTMENTS (cost $14,855,876)				14,855,950

TOTAL INVESTMENTS 100.8% (cost $89,267,040)				87,663,540
Liabilities in excess of other assets(z) (0.8)%				(698,623)

NET ASSETS 100.0%				$86,964,917

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

OTC—Over-the-counter

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

See Notes to Consolidated Financial Statements.

10

Commodity Futures contracts outstanding at April 30, 2020(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Position:
80	Gold 100 OZ	Jun. 2020	$13,553,600	$266,318

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$849,852

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$43,953,531	$—	$—
U.S. Treasury Obligations	—	30,801,737	—
Unaffiliated Fund	12,908,272	—	—

Total	$56,861,803	$30,801,737	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$266,318	$—	$—

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	11

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2020

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Fund Composition:

The fund composition of investments (excluding derivatives) and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

U.S. Treasury Obligations	35.4%
Commodity	17.1
Unaffiliated Fund	14.8
Utilities/Infrastructure	9.5
Real Estate	6.4
Global Real Estate	6.4
Natural Resources	4.3
Short-Term Debt	3.9
Master Limited Partnerships (MLPs)	1.7%
Core Ultra Short Bond	1.3

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$266,318	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

12

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$455,891

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(373,350)

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$21,106,807	$251,858

(1)	Notional Amount in USD.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	13

Consolidated Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value:
Affiliated investments (cost $46,972,928)	$43,953,531
Unaffiliated investments (cost $42,294,112)	43,710,009
Receivable for investments sold	1,384,220
Receivable for Fund shares sold	61,895
Dividends and interest receivable	52,403
Prepaid expenses	275

Total Assets	89,162,333

Liabilities
Payable for investments purchased	1,918,597
Due to broker—variation margin futures	153,600
Accrued expenses and other liabilities	84,966
Payable for Fund shares reacquired	27,540
Affiliated transfer agent fee payable	5,921
Management fee payable	4,884
Distribution fee payable	1,908

Total Liabilities	2,197,416

Net Assets	$86,964,917

Net assets were comprised of:
Shares of beneficial interest, at par	$9,916
Paid-in capital in excess of par	102,486,639
Total distributable earnings (loss)	(15,531,638)

Net assets, April 30, 2020	$86,964,917

See Notes to Consolidated Financial Statements.

14

Class A
Net asset value and redemption price per share,
($3,835,277 ÷ 437,864 shares of beneficial interest issued and outstanding)	$8.76
Maximum sales charge (5.50% of offering price)	0.51

Maximum offering price to public	$9.27

Class B
Net asset value, offering price and redemption price per share,
($80,090 ÷ 9,186 shares of beneficial interest issued and outstanding)	$8.72

Class C
Net asset value, offering price and redemption price per share,
($1,304,567 ÷ 149,871 shares of beneficial interest issued and outstanding)	$8.70

Class Z
Net asset value, offering price and redemption price per share,
($55,249,871 ÷ 6,297,552 shares of beneficial interest issued and outstanding)	$8.77

Class R6
Net asset value, offering price and redemption price per share,
($26,495,112 ÷ 3,021,296 shares of beneficial interest issued and outstanding)	$8.77

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	15

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Affiliated dividend income	$903,721
Interest income (net of inflationary and deflationary adjustments)	456,503
Unaffiliated dividend income	3,524

Total income	1,363,748

Expenses
Management fee	334,536
Distribution fee(a)	14,130
Custodian and accounting fees	72,371
Transfer agent’s fees and expenses (including affiliated expense of $18,242)(a)	46,935
Registration fees(a)	32,868
Audit fee	25,482
Shareholders’ reports	22,319
Legal fees and expenses	10,636
Trustees’ fees	6,155
Miscellaneous	7,971

Total expenses	573,403
Less: Fee waiver and/or expense reimbursement(a)	(311,278)
Distribution fee waiver(a)	(1,101)

Net expenses	261,024

Net investment income (loss)	1,102,724

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,656,734))	(1,706,323)
Affiliated net capital gain distributions received	1,087,111
Futures transactions	455,891

(163,321)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,726,315))	(8,294,241)
Futures	(373,350)
Foreign currencies	(10)

(8,667,601)

Net gain (loss) on investment and foreign currency transactions	(8,830,922)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(7,728,198)

See Notes to Consolidated Financial Statements.

16

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	6,609	610	6,911	—	—
Transfer agent’s fees and expenses	5,197	492	1,194	39,928	124
Registration fees	10,082	4,102	6,317	6,317	6,050
Fee waiver and/or expense reimbursement	(23,205)	(4,744)	(10,434)	(183,658)	(89,237)
Distribution fee waiver	(1,101)	—	—	—	—

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	17

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,102,724	$2,081,744
Net realized gain (loss) on investment transactions	(1,250,432)	49,142
Affiliated net capital gain distributions received	1,087,111	636,664
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,667,601)	9,830,060

Net increase (decrease) in net assets resulting from operations	(7,728,198)	12,597,610

Dividends and Distributions
Distributions from distributable earnings
Class A	(90,799)	(99,493)
Class B	(2,494)	(2,229)
Class C	(24,363)	(19,384)
Class Z	(1,329,088)	(1,542,321)
Class R6	(647,448)	(850,613)

	(2,094,192)	(2,514,040)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	13,645,475	30,131,344
Net asset value of shares issued in reinvestment of dividends and distributions	2,093,924	2,513,485
Cost of shares reacquired	(17,343,543)	(76,098,722)

Net increase (decrease) in net assets from Fund share transactions	(1,604,144)	(43,453,893)

Total increase (decrease)	(11,426,534)	(33,370,323)

Net Assets:
Beginning of period	98,391,451	131,761,774

End of period	$86,964,917	$98,391,451

See Notes to Consolidated Financial Statements.

18

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”).

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations (except as discussed below), and follows the same compliance policies and procedures as the Fund. The consolidated financial statements of the Fund include the financial results of the Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the

PGIM Real Assets Fund	19

Notes to Consolidated Financial Statements (unaudited) (continued)

Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools in accordance with Commodity Futures Trading Commission rule amendments.

As of April 30, 2020, the Subsidiary had net assets of $13,602,440 representing 15.6% of the Fund’s net assets.

1. Accounting Policies

The Fund and the Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

20

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

PGIM Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited) (continued)

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

22

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund invests in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to

PGIM Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include

24

distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”) and PGIM, Inc. (on behalf of its PGIM Fixed Income unit). The subadvisory agreement provides that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, The Manager pays the cost of

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to and including $3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% of the average daily net assets in excess of $10 billion (including the Subsidiary). The effective consolidated management fee rate before any waivers and/or expense reimbursements was 0.72% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes), transfer agency expenses (including sub-transfer agency and networking fees), and extraordinary expenses) of each class of shares to 0.85% of the Fund’s average daily net assets. Separately, the Manager has contractually agreed, through February 28, 2021 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.20% of average daily net assets for Class B shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses) extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Subsidiary pays the Manager a monthly fee at the annual rate of 0.60% of the Subsidiary’s average daily net assets up to and including

26

$3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% of the average daily net assets in excess of $10 billion. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. The Manager also has entered into a Subadvisory Agreement with QMA, relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the reporting period ended April 30, 2020, PIMS received $3,622 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $48 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

the Core Fund, earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $35,934,568 and $21,307,111, respectively. The aggregate cost of purchases and proceeds from sale of U.S. government securities represent $16,902,996 and $21,250,037, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Affiliated mutual funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)
PGIM Core Ultra Short Bond Fund *	$3,370,267	$21,463,532	$23,735,973		$—
PGIM Global Real Estate Fund (Class R6)	15,564,844	3,203,505	8,734,700		(3,496,122)
PGIM Jennison Global Infrastructure Fund (Class R6) *	11,915,113	1,944,155	4,625,870	**	(1,535,685)
PGIM Jennison MLP Fund (Class R6) *	2,171,035	2,480,500	1,836,736	**	(283,321)
PGIM Jennison Natural Resources Fund (Class R6) *	1,920,024	4,867,660	2,490,200		116,244
PGIM QMA Commodity Strategies Fund (Class R6) *	—	17,625,000	—		(2,705,894)
PGIM Select Real Estate Fund (Class R6)	6,500,276	2,500,188	2,079,600		(920,719)
PGIM Short-Term Corporate Bond Fund (Class R6) *	—	3,313,560	—		99,182

	$41,441,559	$57,398,100	$43,503,079		$(8,726,315)

Affiliated mutual funds	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distrib.
PGIM Core Ultra Short Bond Fund *	$—	$1,097,826	1,097,826	$18,668	$—

28

Affiliated mutual funds	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distrib.
PGIM Global Real Estate Fund (Class R6)	$(1,001,437)	$5,536,090	285,955	$496,725	$954,450
PGIM Jennison Global Infrastructure Fund (Class R6) *	529,994	8,227,707	629,993	56,786	—
PGIM Jennison MLP Fund (Class R6) *	(1,041,249)	1,490,229	346,565	42,279	—
PGIM Jennison Natural Resources Fund (Class R6) *	(678,705)	3,735,023	157,862	98,559	—
PGIM QMA Commodity Strategies Fund (Class R6) *	—	14,919,106	2,018,824	—	—
PGIM Select Real Estate Fund (Class R6)	(465,337)	5,534,808	528,635	184,226	132,661
PGIM Short-Term Corporate Bond Fund (Class R6) *	—	3,412,742	310,532	6,478	—

	$(2,656,734)	$43,953,531		$903,721	$1,087,111

*	The Funds did not have any capital gain distributions during the reporting period.
**	Amount includes return of capital distribution.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$102,891,251

Gross Unrealized Appreciation	3,060,732
Gross Unrealized Depreciation	(18,022,125)

Net Unrealized Depreciation	$(14,961,393)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	4,818,218	77%
Class R6	2,469,118	82%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
3	73%	—	—%

30

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	39,880	$361,245
Shares issued in reinvestment of dividends and distributions	9,530	90,799
Shares reacquired	(98,781)	(884,507)

Net increase (decrease) in shares outstanding before conversion	(49,371)	(432,463)
Shares issued upon conversion from other share class(es)	2,729	26,320
Shares reacquired upon conversion into other share class(es)	(226)	(1,972)

Net increase (decrease) in shares outstanding	(46,868)	$(408,115)

Year ended October 31, 2019:
Shares sold	65,539	$614,772
Shares issued in reinvestment of dividends and distributions	10,744	99,493
Shares reacquired	(209,889)	(1,990,315)

Net increase (decrease) in shares outstanding before conversion	(133,606)	(1,276,050)
Shares issued upon conversion from other share class(es)	22,582	211,672
Shares reacquired upon conversion into other share class(es)	(15,541)	(142,434)

Net increase (decrease) in shares outstanding	(126,565)	$(1,206,812)

Class B
Six months ended April 30, 2020:
Shares issued in reinvestment of dividends and distributions	260	$2,494
Shares reacquired	(5,641)	(54,552)

Net increase (decrease) in shares outstanding before conversion	(5,381)	(52,058)
Shares reacquired upon conversion into other share class(es)	(2,021)	(19,317)

Net increase (decrease) in shares outstanding	(7,402)	$(71,375)

Year ended October 31, 2019:
Shares issued in reinvestment of dividends and distributions	246	$2,229
Shares reacquired	(4,827)	(44,837)

Net increase (decrease) in shares outstanding before conversion	(4,581)	(42,608)
Shares reacquired upon conversion into other share class(es)	(14,880)	(137,276)

Net increase (decrease) in shares outstanding	(19,461)	$(179,884)

Class C
Six months ended April 30, 2020:
Shares sold	9,043	$79,589
Shares issued in reinvestment of dividends and distributions	2,558	24,362
Shares reacquired	(14,524)	(138,702)

Net increase (decrease) in shares outstanding before conversion	(2,923)	(34,751)
Shares reacquired upon conversion into other share class(es)	(723)	(7,003)

Net increase (decrease) in shares outstanding	(3,646)	$(41,754)

Year ended October 31, 2019:
Shares sold	5,695	$49,825
Shares issued in reinvestment of dividends and distributions	2,121	19,384
Shares reacquired	(43,562)	(400,273)

Net increase (decrease) in shares outstanding before conversion	(35,746)	(331,064)
Shares reacquired upon conversion into other share class(es)	(10,437)	(98,896)

Net increase (decrease) in shares outstanding	(46,183)	$(429,960)

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	599,817	$5,395,499
Shares issued in reinvestment of dividends and distributions	139,782	1,328,821
Shares reacquired	(1,056,453)	(9,835,492)

Net increase (decrease) in shares outstanding before conversion	(316,854)	(3,111,172)
Shares issued upon conversion from other share class(es)	225	1,972

Net increase (decrease) in shares outstanding	(316,629)	$(3,109,200)

Year ended October 31, 2019:
Shares sold	533,310	$4,967,319
Shares issued in reinvestment of dividends and distributions	166,518	1,541,766
Shares reacquired	(2,929,292)	(26,655,264)

Net increase (decrease) in shares outstanding before conversion	(2,229,464)	(20,146,179)
Shares issued upon conversion from other share class(es)	18,076	166,934

Net increase (decrease) in shares outstanding	(2,211,388)	$(19,979,245)

Class R6
Six months ended April 30, 2020:
Shares sold	814,499	$7,809,142
Shares issued in reinvestment of dividends and distributions	68,182	647,448
Shares reacquired	(686,201)	(6,430,290)

Net increase (decrease) in shares outstanding	196,480	$2,026,300

Year ended October 31, 2019:
Shares sold	2,692,983	$24,499,428
Shares issued in reinvestment of dividends and distributions	92,281	850,613
Shares reacquired	(4,950,846)	(47,008,033)

Net increase (decrease) in shares outstanding	(2,165,582)	$(21,657,992)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 –10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

32

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $207,000, borrowed at a weighted average interest rate of 2.15%. The maximum loan outstanding amount during the period was $207,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in Fund’s Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Subsidiary to distribute its income on an annual basis in order for such income to be considered qualifying Regulated Investment Company (“RIC”) income for tax purposes. Changes in the laws of the Cayman Islands, under which the Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

34

willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Fund holds TIPS, a Fund may earn less on the security than on a conventional bond.

PGIM Real Assets Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

36

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,				Eight Months Ended October 31,	Year Ended February 28,
	2020	2019	2018	2017	2016	2015(a)	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.74	$8.98	$9.44	$9.36	$9.36	$10.15	$10.64
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.13	0.14	0.12	0.07	0.05	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.88)	0.81	(0.44)	0.12	0.04	(0.75)	0.12
Total from investment operations	(0.79)	0.94	(0.30)	0.24	0.11	(0.70)	0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.18)	(0.16)	(0.12)	(0.08)	(0.06)	(0.13)
Tax return of capital distributions	-	-	- (c)	(0.04)	-	- (c)	-
Distributions from net realized gains	(0.06)	-	-	- (c)	(0.03)	(0.03)	(0.59)
Total dividends and distributions	(0.19)	(0.18)	(0.16)	(0.16)	(0.11)	(0.09)	(0.72)
Net asset value, end of period	$8.76	$9.74	$8.98	$9.44	$9.36	$9.36	$10.15
Total Return(d):	(8.24)%	10.55%	(3.25)%	2.60%	1.17%	(6.89)%	2.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,835	$4,719	$5,487	$6,702	$8,260	$9,875	$11,396
Average net assets (000)	$4,430	$5,438	$6,032	$7,589	$9,456	$11,060	$12,020
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.92% (g)	0.85%	0.77%	0.66%	0.65%	0.49% (g)	0.47%
Expenses before waivers and/or expense reimbursement	2.02% (g)	1.57%	1.77%	1.28%	1.29%	1.33% (g)	1.37%
Net investment income (loss)	1.99% (g)	1.43%	1.50%	1.33%	0.80%	0.82% (g)	1.00%
Portfolio turnover rate(h)	58%	60%	77%	96%	99%	48%	67%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	37

Consolidated Financial Highlights (unaudited) (continued)

(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

38

Class B Shares
	Six Months Ended April 30,	Year Ended October 31,				Eight Months Ended October 31,	Year Ended February 28,
	2020	2019	2018	2017	2016	2015(a)	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.70	$8.93	$9.40	$9.32	$9.34	$10.14	$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.05	0.05	0.05	- (c)	- (c)	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.94)	0.81	(0.44)	0.12	0.04	(0.76)	0.15
Total from investment operations	(0.82)	0.86	(0.39)	0.17	0.04	(0.76)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.09)	(0.08)	(0.07)	(0.03)	(0.01)	(0.06)
Tax return of capital distributions	-	-	- (c)	(0.02)	-	- (c)	-
Distributions from net realized gains	(0.06)	-	-	- (c)	(0.03)	(0.03)	(0.59)
Total dividends and distributions	(0.16)	(0.09)	(0.08)	(0.09)	(0.06)	(0.04)	(0.65)
Net asset value, end of period	$8.72	$9.70	$8.93	$9.40	$9.32	$9.34	$10.14
Total Return(d):	(8.61)%	9.68%	(4.22)%	1.85%	0.44%	(7.45)%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80	$161	$322	$500	$783	$1,175	$1,440
Average net assets (000)	$123	$241	$430	$598	$945	$1,296	$1,548
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.79% (g)	1.74%	1.70%	1.41%	1.40%	1.24% (g)	1.22%
Expenses before waivers and/or expense reimbursement	9.57% (g)	4.61%	5.58%	1.97%	1.99%	2.03% (g)	2.07%
Net investment income (loss)	2.51% (g)	0.56%	0.56%	0.59%	0.04%	0.05% (g)	0.23%
Portfolio turnover rate(h)	58%	60%	77%	96%	99%	48%	67%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	39

Consolidated Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

40

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,				Eight Months Ended October 31,	Year Ended February 28,
	2020	2019	2018	2017	2016	2015(a)	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.68	$8.93	$9.39	$9.32	$9.34	$10.13	$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.07	0.07	0.05	- (c)	- (c)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.87)	0.79	(0.43)	0.11	0.04	(0.75)	0.15
Total from investment operations	(0.81)	0.86	(0.36)	0.16	0.04	(0.75)	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.10)	(0.07)	(0.03)	(0.01)	(0.06)
Tax return of capital distributions	-	-	- (c)	(0.02)	-	- (c)	-
Distributions from net realized gains	(0.06)	-	-	- (c)	(0.03)	(0.03)	(0.59)
Total dividends and distributions	(0.17)	(0.11)	(0.10)	(0.09)	(0.06)	(0.04)	(0.65)
Net asset value, end of period	$8.70	$9.68	$8.93	$9.39	$9.32	$9.34	$10.13
Total Return(d):	(8.56)%	9.75%	(3.93)%	1.74%	0.44%	(7.36)%	1.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,305	$1,486	$1,783	$2,607	$3,072	$3,817	$4,663
Average net assets (000)	$1,390	$1,620	$2,178	$2,932	$3,291	$4,291	$4,320
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.60% (g)	1.56%	1.49%	1.41%	1.40%	1.24% (g)	1.22%
Expenses before waivers and/or expense reimbursement	3.11% (g)	2.45%	2.70%	1.98%	1.99%	2.03% (g)	2.07%
Net investment income (loss)	1.29% (g)	0.72%	0.78%	0.56%	0.02%	0.07% (g)	0.14%
Portfolio turnover rate(h)	58%	60%	77%	96%	99%	48%	67%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	41

Consolidated Financial Highlights (unaudited) (continued)

(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

42

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,				Eight Months Ended October 31,	Year Ended February 28,
	2020	2019	2018	2017	2016	2015(a)	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.75	$8.99	$9.45	$9.38	$9.37	$10.17	$10.65
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.16	0.17	0.15	0.09	0.07	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.89)	0.81	(0.44)	0.10	0.05	(0.76)	0.16
Total from investment operations	(0.77)	0.97	(0.27)	0.25	0.14	(0.69)	0.27
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.21)	(0.19)	(0.14)	(0.10)	(0.06)	(0.16)
Tax return of capital distributions	-	-	- (c)	(0.04)	-	(0.02)	-
Distributions from net realized gains	(0.06)	-	-	- (c)	(0.03)	(0.03)	(0.59)
Total dividends and distributions	(0.21)	(0.21)	(0.19)	(0.18)	(0.13)	(0.11)	(0.75)
Net asset value, end of period	$8.77	$9.75	$8.99	$9.45	$9.38	$9.37	$10.17
Total Return(d):	(8.07)%	10.94%	(2.91)%	2.74%	1.50%	(6.83)%	2.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,250	$64,495	$79,349	$84,752	$94,614	$88,784	$99,800
Average net assets (000)	$59,865	$67,444	$85,493	$94,426	$91,393	$94,841	$83,675
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.57% (g)	0.49%	0.42%	0.41%	0.40%	0.24% (g)	0.22%
Expenses before waivers and/or expense reimbursement	1.19% (g)	1.07%	0.99%	0.98%	0.99%	1.03% (g)	1.07%
Net investment income (loss)	2.50% (g)	1.76%	1.83%	1.57%	0.99%	1.06% (g)	1.07%
Portfolio turnover rate(h)	58%	60%	77%	96%	99%	48%	67%

(a)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	43

Consolidated Financial Highlights (unaudited) (continued)

(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

44

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,				Eight Months Ended October 31,	January 23, 2015(a) through February 28,
	2020	2019	2018	2017	2016	2015(b)	2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.75	$8.98	$9.44	$9.37	$9.36	$10.16	$10.15
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.17	0.18	0.15	0.10	0.08	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(0.87)	0.82	(0.44)	0.11	0.05	(0.77)	0.05
Total from investment operations	(0.77)	0.99	(0.26)	0.26	0.15	(0.69)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.22)	(0.20)	(0.15)	(0.11)	(0.07)	-
Tax return of capital distributions	-	-	- (d)	(0.04)	-	(0.01)	-
Distributions from net realized gains	(0.06)	-	-	- (d)	(0.03)	(0.03)	-
Total dividends and distributions	(0.21)	(0.22)	(0.20)	(0.19)	(0.14)	(0.11)	-
Net asset value, end of period	$8.77	$9.75	$8.98	$9.44	$9.37	$9.36	$10.16
Total Return(e):	(8.02)%	11.15%	(2.85)%	2.83%	1.58%	(6.78)%	0.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,495	$27,530	$44,822	$69,957	$65,833	$53,463	$10
Average net assets (000)	$28,079	$42,776	$64,112	$71,614	$60,978	$29,985	$10
Ratios to average net assets(f)(g):
Expenses after waivers and/or expense reimbursement	0.43% (h)	0.40%	0.36%	0.32%	0.32%	0.15% (h)	0.15%	(h)

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	45

Consolidated Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				Eight Months Ended October 31,		January 23, 2015(a) through February 28,
	2020		2019	2018	2017	2016	2015(b)		2015
Expenses before waivers and/or expense reimbursement	1.07%	(h)	0.98%	0.92%	0.89%	0.91%	0.94%	(h)	1.06%	(h)
Net investment income (loss)	2.17%	(h)	1.88%	1.93%	1.58%	1.08%	1.33%	(h)	(3.50	)%(h)
Portfolio turnover rate(i)	58%		60%	77%	96%	99%	48%		67%

(a)	Commencement of offering.
(b)	For the eight month period ended October 31, 2015. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(c)	Calculated based on average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

46

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Real Assets Fund	47

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ASSETS FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PUDAX	PUDBX	PUDCX	PUDZX	PUDQX
CUSIP	74440K819	74440K793	74440K785	74440K777	74440K744

MF207E2

PGIM GLOBAL DYNAMIC BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Dynamic Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Dynamic Bond Fund

June 15, 2020

PGIM Global Dynamic Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

		Average Annual Total Returns as of 4/30/20
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–12.88	–10.23	2.54 (11/3/15)
Class C	–13.24	–8.80	2.48 (11/3/15)
Class Z	–12.73	–6.89	3.61 (11/3/15)
Class R6	–12.72	–6.85	3.61 (11/3/15)
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	1.14	2.48	1.62
Bloomberg Barclays Global Aggregate Bond Index
	1.45	6.56	3.41

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro-yen corporate bonds, and Canadian government, agency, and corporate securities.

PGIM Global Dynamic Bond Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.59	5.02	3.66
Class C	0.55	4.46	3.02
Class Z	0.60	5.47	4.65
Class R6	0.61	5.57	4.93

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AAA	1.9
AA	1.7
A	7.2
BBB	14.9
BB	29.2
B	17.2
CCC	6.3
C	0.7
D	0.2
Not Rated	11.2
Cash/Cash Equivalents	9.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Dynamic Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Dynamic Bond Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$871.20	1.21%	$5.63
	Hypothetical	$1,000.00	$1,018.85	1.21%	$6.07
Class C	Actual	$1,000.00	$867.60	1.96%	$9.10
	Hypothetical	$1,000.00	$1,015.12	1.96%	$9.82
Class Z	Actual	$1,000.00	$872.70	0.86%	$4.00
	Hypothetical	$1,000.00	$1,020.59	0.86%	$4.32
Class R6	Actual	$1,000.00	$872.80	0.81%	$3.77
	Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 88.2%

ASSET-BACKED SECURITIES 4.0%

Cayman Islands 0.8%
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.345	%(c)	02/20/31		250	$230,073
Zais CLO Ltd., Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.169	(c)	04/15/29		247	232,116

						462,189

Spain 0.9%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	04/16/23	EUR	532	522,102

United States 2.3%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	—	(p)	10/25/48		2,232	156,210
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000		01/25/59		78	74,215
Series 2019-GS02, Class A1, 144A	3.750		01/25/59		168	156,736
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54		66	63,062
Oportun Funding LLC, Series 2019-A, Class B, 144A	3.870		08/08/25		100	73,480
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.337	(c)	02/25/23		100	83,697
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	08/25/25		100	82,810
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.287	(c)	06/25/24		820	668,466

						1,358,676

TOTAL ASSET-BACKED SECURITIES (cost $2,690,460)						2,342,967

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOAN 0.1%

United States
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000% (cost $171,715)	9.000	%(c)	05/23/24		175	$60,375

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%

Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381	(cc)	02/12/55	CAD	75	54,368

United States 4.3%
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.464	(c)	10/15/36		382	347,712
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	3.314	(c)	12/15/36		750	672,362
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.964	(c)	05/15/36		125	115,436
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.464	(c)	05/15/36		250	229,827
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808	(cc)	12/10/36		250	207,797
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941	(cc)	02/12/40		550	450,163
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177		11/10/36		650	484,319

						2,507,616

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,914,765)						2,561,984

CORPORATE BONDS 48.0%

Brazil 1.2%
Petrobras Global Finance BV,
Gtd. Notes	5.375		10/01/29	GBP	415	466,388
Gtd. Notes, EMTN	6.250		12/14/26	GBP	200	241,710

						708,098

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada 1.7%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500%		12/01/24			180	$119,841
Sr. Unsec’d. Notes, 144A	7.875		04/15/27			480	316,186
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	4.875		02/15/30			85	70,086
Cenovus Energy, Inc., Sr. Unsec’d. Notes	4.250		04/15/27			200	157,270
MEG Energy Corp., Sr. Unsec’d. Notes, 144A	7.125		02/01/27			45	30,382
NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A	5.250		06/01/27			100	79,984
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625	9.625		06/01/22			237	238,781

							1,012,530

China 0.9%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750		06/14/22		EUR	200	214,401
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000		04/28/22		EUR	200	219,591
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500		01/26/22		EUR	100	111,018

							545,010

France 1.4%
Altice France SA, Sr. Sec’d. Notes	3.375		01/15/28		EUR	400	412,450
Credit Agricole Assurances SA, Sub. Notes	4.250	(ff)	—	(rr)	EUR	100	117,854
Loxam SAS,
Sr. Sub. Notes	4.500		04/15/27		EUR	100	76,811
Sr. Sub. Notes	5.750		07/15/27		EUR	280	214,865

							821,980

Germany 0.7%
Atotech Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750		06/01/23			200	189,216

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000%		09/30/25		EUR	100	$104,390
Volkswagen International Finance NV, Gtd. Notes	2.700	(ff)	—	(rr)	EUR	100	105,063

							398,669

Indonesia 1.5%
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875		10/25/25		EUR	500	540,549
Sr. Unsec’d. Notes	5.500		11/22/21			250	254,548
Sr. Unsec’d. Notes, 144A	1.875		11/05/31		EUR	100	94,954

							890,051

Italy 0.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375		07/20/22		EUR	100	109,793
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47		EUR	100	122,748
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125		07/14/22			200	199,639

							432,180

Jamaica 0.1%
Digicel Ltd., Gtd. Notes, 144A	6.750		03/01/23			200	77,950

Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250		12/05/23		CHF	50	51,615
Gtd. Notes	3.638		06/20/22		CHF	100	102,950

							154,565

Luxembourg 1.6%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000		06/30/27		EUR	100	99,186
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000		06/30/27		EUR	300	297,556

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg (cont’d.)
Intelsat Jackson Holdings SA, Gtd. Notes(original cost $ 381,925; purchased 05/01/19)(f)	5.500%		08/01/23		440	$239,475
Intelsat Luxembourg SA, Gtd. Notes(original cost $ 83,275; purchased 11/18/19)(f)	8.125		06/01/23		150	12,194
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125		09/15/26	EUR	100	107,460
Picard Bondco SA, Gtd. Notes	5.500		11/30/24	EUR	200	207,141

						963,012

Mexico 1.4%
Petroleos Mexicanos,
Gtd. Notes	3.625		11/24/25	EUR	200	173,187
Gtd. Notes	6.500		01/23/29		40	31,276
Gtd. Notes	6.840		01/23/30		70	54,768
Gtd. Notes, EMTN	1.875		04/21/22	EUR	100	97,257
Gtd. Notes, EMTN	3.750		02/21/24	EUR	200	187,381
Gtd. Notes, EMTN	3.750		04/16/26	EUR	100	86,328
Gtd. Notes, EMTN	4.875		02/21/28	EUR	200	168,694

						798,891

Netherlands 1.9%
OCI NV, Sr. Sec’d. Notes	3.125		11/01/24	EUR	350	373,749
United Group BV, Sr. Sec’d. Notes, 144A	3.125		02/15/26	EUR	400	412,387
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375		02/28/30	EUR	300	310,623

						1,096,759

Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962	(s)	06/02/25		184	168,605

Russia 0.7%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500		03/21/26	EUR	100	109,613
Sr. Unsec’d. Notes	4.250		04/06/24	GBP	100	127,979

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia (cont’d.)
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898%		10/03/25	CHF	100	$99,132
Sr. Unsec’d. Notes	1.195		04/03/28	CHF	50	49,850

						386,574

South Africa 0.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350		08/10/28		200	178,760
Gov’t. Gtd. Notes, MTN	6.350		08/10/28		400	357,519

						536,279

Spain 0.2%
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750		11/01/21	EUR	250	106,428

Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125		07/19/24	EUR	100	95,523

United Arab Emirates 0.4%
DP World PLC,
Sr. Unsec’d. Notes	2.375		09/25/26	EUR	100	101,294
Sr. Unsec’d. Notes	4.250		09/25/30	GBP	100	111,213

						212,507

United Kingdom 3.0%
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375		02/07/25	EUR	450	421,884
Sr. Sec’d. Notes, 144A	4.375		02/07/25	EUR	100	93,752
Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125		09/08/23	GBP	300	373,634
Lloyds Banking Group PLC, Sub. Notes	4.582		12/10/25		200	216,059
Merlin Entertainments Ltd., Gtd. Notes, 144A	5.750		06/15/26		200	189,433
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000	(ff)	03/08/23	EUR	100	110,084

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
Virgin Media Finance PLC, Gtd. Notes, EMTN	4.500%		01/15/25		EUR	200	$222,522
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.875		01/15/27		GBP	100	125,388

							1,752,756

United States 28.9%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875		08/15/26			200	149,013
Air Products and Chemicals, Inc., Sr. Unsec’d. Notes, EMTN	0.500		05/05/28		EUR	150	165,449
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875		12/15/24	(d)		400	754
Altria Group, Inc., Gtd. Notes	3.125		06/15/31		EUR	100	118,249
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.875		11/15/26			225	50,135
Gtd. Notes	6.375		11/15/24		GBP	240	89,511
American Axle & Manufacturing, Inc., Gtd. Notes	6.250		03/15/26			300	223,242
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27		EUR	100	111,879
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875		08/20/26			275	281,622
Antero Resources Corp.,
Gtd. Notes	5.000		03/01/25			100	54,969
Gtd. Notes	5.125		12/01/22			50	34,936
Gtd. Notes	5.625		06/01/23			175	102,630
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		11/01/26			50	28,431
Sr. Unsec’d. Notes, 144A	10.000		04/01/22			264	205,076
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875		04/01/27			325	312,652
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750		09/01/26			250	224,192
Bank of America Corp., Jr. Sub. Notes, Series X	6.250	(ff)	—	(rr)		250	260,057
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27			15	16,528

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28			50	$48,170
Gtd. Notes, 144A	5.250	01/30/30			50	49,466
Gtd. Notes, 144A	7.250	05/30/29			30	32,067
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27			100	77,381
Gtd. Notes	6.750	03/15/25			175	151,578
Gtd. Notes	7.250	10/15/29			75	58,214
Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50			80	80,000
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29			65	65,070
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25			175	137,612
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25			325	325,646
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30			169	172,048
Sr. Unsec’d. Notes, 144A	5.375	06/01/29			50	52,736
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22			150	10,477
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39			80	81,932
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27			125	105,924
Gtd. Notes	6.625	05/15/23			75	71,148
Gtd. Notes	7.000	05/15/25	(a)		250	235,087
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24			25	22,484
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24			355	295,270
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22			82	81,515
Gtd. Notes, 144A	7.250	03/14/27			125	110,771
Comcast Corp., Gtd. Notes	0.750	02/20/32		EUR	300	324,770
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25			75	66,793
Coty, Inc.,
Gtd. Notes	4.000	04/15/23		EUR	100	92,092
Gtd. Notes	4.750	04/15/26		EUR	100	90,852

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Crown European Holdings SA, Gtd. Notes, 144A	2.875%		02/01/26		EUR	125	$138,252
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500		06/01/26			100	92,427
Dana, Inc., Sr. Unsec’d. Notes	5.375		11/15/27			165	146,114
DH Europe Finance II Sarl,
Gtd. Notes	0.200		03/18/26		EUR	100	106,971
Gtd. Notes	0.450		03/18/28		EUR	100	106,327
Diamond BC BV, Sr. Unsec’d. Notes	5.625		08/15/25		EUR	200	163,320
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625		08/15/27	(a)		510	279,769
DISH DBS Corp., Gtd. Notes	7.750		07/01/26			75	73,875
Eli Lilly & Co., Sr. Unsec’d. Notes	0.625		11/01/31		EUR	100	109,221
Embarq Corp., Sr. Unsec’d. Notes	7.995		06/01/36			625	653,153
Energizer Gamma Acquisition BV, Gtd. Notes	4.625		07/15/26		EUR	300	327,111
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125	(ff)	—	(rr)		200	159,323
Everi Payments, Inc., Gtd. Notes, 144A	7.500		12/15/25			78	63,973
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625		02/01/26			106	17,448
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(original cost $21,063; purchased 09/12/19)(f)	6.750		01/15/22			25	19,936
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625		06/15/20			50	19,947
Sr. Unsec’d. Notes	8.625		06/15/20			150	71,047
Fidelity National Information Services, Inc., Gtd. Notes	1.100		07/15/24		EUR	100	111,709
Fiserv, Inc., Sr. Unsec’d. Notes	0.375		07/01/23		EUR	100	108,274
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375		11/01/23			125	121,819

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625%		04/15/26			275	$208,474
Golden Nugget, Inc., Gtd. Notes, 144A	8.750		10/01/25			225	129,822
Goldman Sachs Group, Inc. (The), Sub. Notes	4.750		10/12/21		EUR	100	114,266
Griffon Corp., Gtd. Notes	5.750		03/01/28			100	95,782
HCA, Inc., Gtd. Notes	5.625		09/01/28			100	110,918
Hexion, Inc., Gtd. Notes, 144A	7.875		07/15/27			100	91,977
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250		11/01/28			150	77,803
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250		02/15/26			300	254,667
iHeartCommunications, Inc., Gtd. Notes	8.375		05/01/27			150	125,154
Infor US, Inc., Gtd. Notes	5.750		05/15/22		EUR	300	327,546
Intrado Corp., Gtd. Notes, 144A	8.500		10/15/25			75	52,373
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500		04/15/29			80	84,801
JPMorgan Chase & Co., Jr. Sub. Notes, Series R	6.000	(ff)	—	(rr)		250	251,534
KB Home, Gtd. Notes	4.800		11/15/29			150	139,326
Kraft Heinz Foods Co.,
Gtd. Notes	3.000		06/01/26			150	149,604
Gtd. Notes, 144A	3.750		04/01/30			75	76,484
Laureate Education, Inc., Gtd. Notes, 144A	8.250		05/01/25			155	158,366
Medtronic Global Holdings SCA,
Gtd. Notes	1.125		03/07/27		EUR	100	114,991
Gtd. Notes	1.500		07/02/39		EUR	100	115,124
Michaels Stores, Inc., Gtd. Notes, 144A	8.000		07/15/27	(a)		300	209,166
Morgan Stanley, Jr. Sub. Notes, Series J	5.550	(ff)	—	(rr)		250	229,943

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.325%	03/24/25	EUR	100	$110,784
Gtd. Notes	3.692	06/05/28	GBP	155	189,353
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	17,106
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		55	47,298
Gtd. Notes, 144A	8.125	07/15/23		300	288,037
Gtd. Notes, 144A	9.125	07/15/26		125	119,848
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		25	23,400
Sr. Unsec’d. Notes	2.700	08/15/22		35	30,429
ONEOK, Inc., Gtd. Notes	3.100	03/15/30		265	213,614
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		125	104,066
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		21	21,148
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500	12/01/22		150	125,809
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	02/15/25		125	124,484
Range Resources Corp.,
Gtd. Notes	5.875	07/01/22		38	31,490
Gtd. Notes, 144A	9.250	02/01/26		350	286,448
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		169	154,384
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	65,959
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		350	289,043
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21		100	89,434
Gtd. Notes, 144A	7.000	05/15/28		45	32,460
Gtd. Notes, 144A	7.250	11/15/29		45	32,170
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		200	167,726
Springleaf Finance Corp., Gtd. Notes	7.125	03/15/26		200	186,554
Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25		75	62,487

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750%	03/01/25	75	$73,490
Sr. Unsec’d. Notes	5.875	03/01/27	275	265,091
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	150	101,638
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	200	181,281
Gtd. Notes, 144A	5.875	01/31/25	25	23,629
Gtd. Notes, 144A	6.000	09/01/23	25	24,200
Gtd. Notes, 144A	6.625	07/15/27	420	384,446
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	125	117,579
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750	06/15/23	100	99,850
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	50	40,922
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	150	57,849
Gtd. Notes, 144A	8.000	02/01/27	75	29,118
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	25	22,824
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	275	259,540
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	70	59,236
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	320	320,993
Gtd. Notes	5.250	01/15/30	35	35,086
Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30	65	63,237
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	250	242,504
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	75	70,208
Gtd. Notes, 144A	4.625	12/01/29	50	46,177

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Viking Cruises Ltd., Gtd. Notes, 144A	5.875%		09/15/27	100	$67,213
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000		07/31/27	255	260,335

					16,936,542

TOTAL CORPORATE BONDS (cost $33,004,986)					28,094,909

RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.2%

Bermuda 2.0%
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.087	(c)	07/25/29	450	391,393
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887	(c)	10/25/29	358	348,027
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.487	(c)	10/25/29	500	456,025

					1,195,445

United States 6.2%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.985	(c)	01/25/57	55	53,448
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.587	(c)	10/25/39	200	172,903
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	2.537	(c)	01/25/40	200	150,855
Credit Suisse Mortgage Trust, Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.347	(c)	12/25/59^	849	848,682
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.637	(c)	10/25/30	100	89,711
Freddie Mac Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	01/25/49	40	35,497
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.337	(c)	02/25/50	320	236,952

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
GCAT LLC, Series 2019-04, Class A1, 144A	3.228%		11/26/49		557	$501,750
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858		09/25/59		380	361,884
Series 2020-GS01, Class A1, 144A	2.882		10/25/59		686	646,842
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	2.485	(c)	04/01/24		86	81,937
Mortgage Insurance-Linked Notes, Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.937	(c)	02/25/30		500	444,487

						3,624,948

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,279,105)						4,820,393

SOVEREIGN BONDS 21.8%

Argentina 0.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.380	(cc)	12/31/38	EUR	250	72,083
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	482	166,847

						238,930

Brazil 2.8%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477		07/24/23		377	381,342
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333		02/15/28		1,240	1,239,521

						1,620,863

Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500		05/06/21		153	152,779

Egypt 0.3%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	5.577		02/21/23		200	193,723

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece 4.9%
Hellenic Republic Government Bond,
Bonds	3.650	%(cc)	02/24/23	EUR	313	$361,395
Bonds	3.650	(cc)	02/24/24	EUR	90	105,347
Bonds	3.650	(cc)	02/24/27	EUR	190	230,468
Bonds	3.650	(cc)	02/24/28	EUR	280	342,775
Bonds	3.650	(cc)	02/24/29	EUR	392	480,446
Bonds	3.650	(cc)	02/24/30	EUR	100	123,499
Bonds	3.650	(cc)	02/24/31	EUR	64	79,421
Bonds	3.650	(cc)	02/24/32	EUR	418	525,227
Bonds	3.650	(cc)	02/24/35	EUR	23	29,792
Bonds	3.650	(cc)	02/24/37	EUR	41	53,838
Bonds	3.650	(cc)	02/24/38	EUR	38	49,875
Bonds	3.650	(cc)	02/24/39	EUR	18	23,806
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	120	167,825
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	200	273,878

						2,847,592

Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.400		10/30/31	EUR	440	419,491
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	500	586,280

						1,005,771

Iraq 0.3%
Iraq International Bond, Sr. Unsec’d. Notes	6.752		03/09/23		200	151,401

Italy 2.0%
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345		01/27/48	EUR	100	161,752
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	500	771,418
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		215	245,855

						1,179,025

Peru 0.5%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.392		01/23/26		275	279,944

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Qatar 0.4%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400%	04/16/25		200	$212,808

Romania 1.1%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	103	105,727
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	106,025
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	108,994
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	322,138

					642,884

Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	95,040

Serbia 0.6%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	400	379,037

Spain 3.0%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.450	10/31/27	EUR	600	704,248
Sr. Unsec’d. Notes, 144A(k)	1.450	04/30/29	EUR	405	475,276
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	485	591,529

					1,771,053

Turkey 1.2%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	521,749
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	104,762
Sr. Unsec’d. Notes	7.000	06/05/20		100	100,194

					726,705

Ukraine 2.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	194,227
Sr. Unsec’d. Notes	7.375	09/25/32		500	442,479

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/20		100	$97,204
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	600	506,846

					1,240,756

TOTAL SOVEREIGN BONDS (cost $13,612,767)					12,738,311

U.S. TREASURY OBLIGATION(k) 1.4%
U.S. Treasury Notes (cost $795,829)	1.375	01/31/25		795	832,949

			Shares

COMMON STOCKS 0.3%

United States
GenOn Energy Holdings, Inc. (Class A Stock)*^				610	140,300
Hexion Holdings Corp. (Class B Stock)*				1,179	9,963

TOTAL COMMON STOCKS (cost $50,087)					150,263

TOTAL LONG-TERM INVESTMENTS (cost $58,519,714)					51,602,151

SHORT-TERM INVESTMENTS 38.3%

AFFILIATED MUTUAL FUNDS 8.5%
PGIM Core Ultra Short Bond Fund(w)				4,250,454	4,250,454
PGIM Institutional Money Market Fund (cost $739,361; includes $738,829 of cash collateral for securities on loan)(b)(w)				740,027	739,879

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,989,815)					4,990,333

OPTIONS PURCHASED*~ 29.8% (cost $11,405,603)					17,453,257

TOTAL SHORT-TERM INVESTMENTS (cost $16,395,418)					22,443,590

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 126.5% (cost $74,915,132)	$74,045,741

OPTIONS WRITTEN*~ (30.4)% (premiums received $11,188,989)	(17,774,141)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.1% (cost $63,726,143)	56,271,600
Other assets in excess of liabilities(z) 3.9%	2,253,341

NET ASSETS 100.0%	$58,524,941

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

See Notes to Financial Statements.

26

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonised Index of Consumer Prices

JIBAR—Johannesburg Interbank Agreed Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NASDAQ—National Association of Securities Dealers Automated Quotations

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

STOXX—Stock Index of the Eurozone

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $988,744 and 1.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $723,756; cash collateral of $738,829 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $486,263. The aggregate value of $271,605 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		184	$3,189
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		448	7,254
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		889	14,615
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		900	15,260
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		179	2,673
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/22/20	85.00	—	AUD	8,250	27
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	490
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	3,700	20,006
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	1,500	4,759
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	1,500	5,806
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	1,500	87,514
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	3,000	53,528
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	1,700	8,765
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	1,700	8,765
Currency Option USD vs BRL	Call	Citibank, N.A.	05/15/20	6.70	—		3,800	1,540

See Notes to Financial Statements.

28

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	05/29/20	6.00	—	6,000	$33,521
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—	3,600	28,635
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	9.80	—	2,100	1,041
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—	1,800	4,538
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—	3,600	294,543
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—	500	137,285
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.00	—	2,250	617,781
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.70	—	15,000	2,344,119
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—	4,500	514,149
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.10	—	12,000	1,227,042
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10	—	3,800	398,683
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90	—	7,600	347,319
Currency Option USD vs BRL	Call	Deutsche Bank AG	04/27/21	6.10	—	2,100	90,549
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—	3,800	249,663
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	1,750	7,569
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—	500	2,163
Currency Option USD vs ILS	Call	Deutsche Bank AG	06/26/20	3.55	—	4,600	29,659
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	3,200	52,495
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—	3,200	18,348
Currency Option USD vs INR	Call	Citibank, N.A.	07/03/20	99.00	—	3,300	436
Currency Option USD vs INR	Call	Citibank, N.A.	10/26/20	76.50	—	2,750	76,660

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	1,750	$4,515
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	2,250	58,408
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00	—	3,300	61,654
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	4,500	41,415
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—	3,800	58,798
Currency Option USD vs KRW	Call	Citibank, N.A.	05/11/20	1,400.00	—	5,300	287
Currency Option USD vs KRW	Call	Citibank, N.A.	05/27/20	1,250.00	—	3,500	12,524
Currency Option USD vs KRW	Call	Goldman Sachs International	07/20/20	1,800.00	—	1,750	342
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	1,250	60,978
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	10/28/20	1,240.00	—	3,300	68,117
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00	—	3,300	104,492
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00	—	1,750	55,412
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	3,500	101,516
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	3,500	36,344
Currency Option USD vs MXN	Call	Citibank, N.A.	05/28/20	23.50	—	3,000	111,305
Currency Option USD vs MXN	Call	Citibank, N.A.	06/18/20	44.00	—	1,900	182
Currency Option USD vs MXN	Call	Deutsche Bank AG	07/23/20	50.00	—	1,750	273
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	5,250	52,263
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	2,625	335,213
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	750	95,775
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	6,750	270,619

See Notes to Financial Statements.

30

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50	—	3,000	$550,733
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00	—	6,000	790,550
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25	—	2,800	347,338
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00	—	5,600	349,351
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	2,500	351,942
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00	—	5,000	290,234
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	28.00	—	1,900	135,460
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	05/12/20	81.00	—	5,300	5,801
Currency Option USD vs RUB	Call	Goldman Sachs International	07/14/20	130.00	—	3,300	1,541
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	4,400	504,738
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	75.00	—	8,800	458,912
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	2,250	28,207
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	2,500	192,848
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	5,000	133,347
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	1,750	39,679
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—	500	11,337
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—	4,500	36,343
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	6.50	—	2,500	367,610
Currency Option USD vs TRY	Call	Deutsche Bank AG	12/22/20	7.50	—	5,000	359,260
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	2,250	69,935
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—	4,500	49,657

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—		4,400	$10,860
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	32.00	—		4,400	5,903
Currency Option USD vs ZAR	Call	Deutsche Bank AG	05/12/20	21.00	—		2,650	1,644
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/07/20	33.00	—		1,650	512
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—		1,750	4,275
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		1,700	181,182
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		200	3,838
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		3,200	61,407
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		1,750	373,752
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		500	106,786
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		4,500	194,182
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50	—		2,650	507,491
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00	—		5,300	476,986
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/27/21	20.00	—		1,650	90,274
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	5,600	42,555
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	2,800	58,384
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	67.00	—	AUD	7,800	153,359
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	3,900	150,639
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	32,400	501,349
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	16,000	568,858
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	200	7,111

See Notes to Financial Statements.

32

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	3,700	$7,723
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	1,500	3,946
Currency Option GBP vs JPY	Put	Bank of America, N.A.	06/29/20	70.00	—	GBP	1,300	2
Currency Option GBP vs USD	Put	Citibank, N.A.	07/16/20	1.00	—	GBP	2,800	800
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	2,700	34,109
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	3,400	26,257
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	1,300	53,032
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	400	16,318
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21	—	GBP	2,800	91,755
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,800	2
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		1,800	19
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		1,800	44
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		5,000	3,015
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		500	611
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.15	—		6,000	27,788
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.70	—		3,800	73,121
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		800	801
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	101.00	—		7,425	209,392
Currency Option USD vs MXN	Put	Citibank, N.A.	06/18/20	19.00	—		1,900	57
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—		1,750	368
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00	—		1,900	76,378

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	2,250	$10,685
Currency Option USD vs ZAR	Put	Goldman Sachs International	05/22/20	13.00	—	3,300	11
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	1,750	32

Total Options Purchased (cost $ 11,405,603)							$17,453,257

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	3,800	$(490)
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00	—	AUD	8,250	(241,338)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	3,700	(20,006)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	1,500	(4,759)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	1,500	(5,806)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	1,500	(87,514)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	3,000	(53,528)
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38	—	GBP	3,400	(17,530)
Currency Option USD vs BRL	Call	Citibank, N.A.	05/29/20	6.00	—		6,000	(33,521)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		3,600	(28,635)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		1,800	(4,538)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		3,600	(294,543)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		2,750	(755,066)
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70	—		9,000	(1,406,471)

See Notes to Financial Statements.

34

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.70	—	6,000	$(937,647)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	3,500	(399,894)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—	1,000	(114,255)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.10	—	12,000	(1,227,042)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10	—	3,800	(398,683)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90	—	7,600	(347,319)
Currency Option USD vs BRL	Call	Deutsche Bank AG	04/27/21	7.20	—	4,200	(83,968)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00	—	3,800	(249,663)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—	2,250	(9,732)
Currency Option USD vs CLP	Call	Bank of America, N.A.	10/27/21	1,000.00	—	2,200	(48,309)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/26/20	3.55	—	4,600	(29,659)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—	3,200	(52,495)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—	3,200	(18,348)
Currency Option USD vs INR	Call	Goldman Sachs International	10/26/20	76.50	—	2,750	(76,660)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	1,750	(4,515)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—	2,250	(58,408)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	4,500	(41,415)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00	—	6,600	(53,687)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—	3,800	(58,798)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/27/20	1,250.00	—	3,500	(12,524)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	1,250	(60,978)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Citibank, N.A.	10/28/20	1,240.00	—	3,300	$(68,117)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00	—	6,600	(91,571)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00	—	3,500	(48,560)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00	—	3,500	(101,516)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	3,500	(36,344)
Currency Option USD vs MXN	Call	Bank of America, N.A.	05/28/20	23.50	—	3,000	(111,305)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	5,250	(52,263)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	3,375	(430,988)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	5,250	(210,481)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	1,500	(60,138)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50	—	3,000	(550,733)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00	—	6,000	(790,550)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25	—	2,800	(347,338)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00	—	5,600	(349,351)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00	—	2,500	(351,942)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	2,500	(145,117)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	2,500	(145,117)
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/27/21	30.50	—	1,750	(44,898)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—	3,800	(111,024)
Currency Option USD vs RUB	Call	Deutsche Bank AG	05/12/20	81.00	—	5,300	(5,801)
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	68.00	—	4,400	(504,738)

See Notes to Financial Statements.

36

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	8,800	$(458,912)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	2,250	(28,207)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/27/21	89.00	—	3,300	(92,916)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	2,500	(192,848)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	5,000	(133,347)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	2,250	(51,016)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—	3,500	(28,267)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—	1,000	(8,076)
Currency Option USD vs TRY	Call	Deutsche Bank AG	12/22/20	6.50	—	2,500	(367,611)
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	7.50	—	5,000	(359,260)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—	2,250	(69,935)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—	4,500	(49,657)
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	31.00	—	4,400	(10,860)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00	—	4,400	(5,903)
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/12/20	21.00	—	2,650	(1,644)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—	1,750	(4,275)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—	1,700	(181,182)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—	3,400	(65,245)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—	2,250	(480,538)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—	3,500	(151,030)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—	1,000	(43,151)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50	—		2,650	$(507,491)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00	—		5,300	(476,986)
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/27/21	23.75	—		3,300	(73,546)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	5,600	(42,555)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	2,800	(58,384)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00	—	AUD	7,800	(153,359)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	72.00	—	AUD	3,900	(150,639)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	32,000	(495,160)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	400	(6,190)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00	—	AUD	16,200	(575,969)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80	—	EUR	3,700	(7,723)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	1,500	(3,947)
Currency Option GBP vs JPY	Put	Bank of America, N.A.	09/28/20	115.00	—	GBP	1,300	(4,960)
Currency Option GBP vs USD	Put	Bank of America, N.A.	07/27/20	1.23	—	GBP	2,700	(34,109)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	2,600	(20,079)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	800	(6,178)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	1,700	(69,350)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11	—	GBP	5,600	(78,332)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		1,800	(2)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		1,800	(19)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		1,800	(44)

See Notes to Financial Statements.

38

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75	—	5,000		$(3,015)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—	500		(611)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—	2,200		(10,189)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—	3,800		(17,599)
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.70	—	3,800		(73,121)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—	800		(801)
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	93.00	—	14,850		(218,511)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—	1,750		(368)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00	—	1,900		(76,378)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—	2,250		(10,685)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	1,750	(32)
Currency Option USD vs ZAR	Put	Goldman Sachs International	02/24/21	16.50	—	1,650		(18,293)

Total Options Written (premiums received $11,188,989)								$(17,774,141)

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Australian Treasury Bonds	Jun. 2020	$193,995	$(203)
35	10 Year U.S. Treasury Notes	Jun. 2020	4,867,187	28,283
41	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	9,216,031	503,114
7	NASDAQ 100 E-Mini Index	Jun. 2020	1,258,390	22,224
17	Russell 2000 E-Mini Index	Jun. 2020	1,110,695	(23,023)

				530,395

Short Positions:
284	2 Year U.S. Treasury Notes	Jun. 2020	62,602,031	(835,029)
90	5 Year Euro-Bobl	Jun. 2020	13,408,273	(29,804)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Futures contracts outstanding at April 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
28	5 Year U.S. Treasury Notes	Jun. 2020	$3,513,563	$(6,806)
4	10 Year Euro-Bund	Jun. 2020	764,596	(13,669)
1	10 Year U.K. Gilt	Jun. 2020	173,433	515
27	10 Year U.S. Ultra Treasury Notes	Jun. 2020	4,239,844	(17,849)
18	20 Year U.S. Treasury Bonds	Jun. 2020	3,258,562	(51,858)
123	Euro Schatz Index	Jun. 2020	15,136,193	16,565
24	Euro STOXX 50 Index	Jun. 2020	759,293	1,678
3	S&P 500 E-Mini Index	Jun. 2020	435,360	2,560

				(933,697)

				$(403,302)

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/29/20	Bank of America, N.A.	AUD	391	$250,000	$254,780	$4,780	$—
Expiring 05/29/20	Bank of America, N.A.	AUD	329	213,000	214,735	1,735	—
Expiring 05/29/20	Citibank, N.A.	AUD	204	129,000	133,158	4,158	—
Expiring 05/29/20	HSBC Bank USA, N.A.	AUD	110	72,000	71,787	—	(213)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	323	226,784	210,208	—	(16,576)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	290	208,553	189,300	—	(19,253)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	166	114,004	108,183	—	(5,821)
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	464	326,340	302,390	—	(23,950)
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	789	522,060	513,976	—	(8,084)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	487	334,790	317,003	—	(17,787)
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	158	104,612	102,908	—	(1,704)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	136,791	127,417	—	(9,374)
Brazilian Real,
Expiring 05/05/20	Citibank, N.A.	BRL	409	80,561	75,247	—	(5,314)
Expiring 05/05/20	Goldman Sachs
	International	BRL	2,272	407,549	417,596	10,047	—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	2,964	523,549	544,828	21,279	—

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	3,055	$541,152	$561,605	$20,453	$—
Expiring 05/29/20	BNP Paribas S.A.	BRL	1,111	211,000	203,857	—	(7,143)
Expiring 05/29/20	Citibank, N.A.	BRL	840	159,000	154,057	—	(4,943)
Expiring 05/29/20	Citibank, N.A.	BRL	712	140,000	130,586	—	(9,414)
Expiring 05/29/20	Citibank, N.A.	BRL	531	103,000	97,397	—	(5,603)
Expiring 05/29/20	Citibank, N.A.	BRL	364	72,000	66,829	—	(5,171)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	BRL	1,199	230,000	220,019	—	(9,981)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	1,142	202,080	209,449	7,369	—
Expiring 06/30/20	Citibank, N.A.	BRL	1,416	355,000	259,250	—	(95,750)
Expiring 06/30/20	Deutsche Bank AG	BRL	2,411	547,000	441,440	—	(105,560)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	163	40,000	29,860	—	(10,140)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	15	3,674	2,706	—	(968)
Expiring 07/29/20	Citibank, N.A.	BRL	121	30,123	22,207	—	(7,916)
Expiring 07/29/20	Deutsche Bank AG	BRL	771	193,640	140,969	—	(52,671)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	425	109,000	77,708	—	(31,292)
Expiring 08/31/20	Citibank, N.A.	BRL	691	172,000	126,151	—	(45,849)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	729	179,000	133,112	—	(45,888)
Expiring 12/23/20	Citibank, N.A.	BRL	2,815	687,000	512,372	—	(174,628)
Expiring 01/29/21	Citibank, N.A.	BRL	9,444	1,842,000	1,717,989	—	(124,011)
Expiring 01/29/21	Citibank, N.A.	BRL	1,250	297,000	227,325	—	(69,675)
Expiring 01/29/21	Citibank, N.A.	BRL	858	205,475	156,083	—	(49,392)
Expiring 01/29/21	Citibank, N.A.	BRL	516	124,000	93,873	—	(30,127)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	2,277	500,000	414,238	—	(85,762)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	477	119,000	86,689	—	(32,311)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	81	19,556	14,810	—	(4,746)
Expiring 02/26/21	Deutsche Bank AG	BRL	1,593	279,000	289,515	10,515	—
Expiring 03/31/21	Citibank, N.A.	BRL	1,412	341,831	256,204	—	(85,627)
Expiring 03/31/21	Deutsche Bank AG	BRL	2,565	582,000	465,495	—	(116,505)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	2,209	528,021	400,861	—	(127,160)
Expiring 09/30/21	Bank of America, N.A.	BRL	7,086	1,605,000	1,266,845	—	(338,155)
Expiring 09/30/21	Bank of America, N.A.	BRL	494	116,000	88,394	—	(27,606)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/30/21	Deutsche Bank AG	BRL	2,038	$448,000	$364,408	$—	$(83,592)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	582	109,386	104,004	—	(5,382)
Expiring 01/28/22	Citibank, N.A.	BRL	1,303	246,000	230,509	—	(15,491)
Expiring 01/28/22	Deutsche Bank AG	BRL	3,289	562,000	581,786	19,786	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	3,199	587,605	565,830	—	(21,775)
British Pound,
Expiring 05/29/20	Bank of America, N.A.	GBP	49	60,000	62,204	2,204	—
Expiring 05/29/20	BNP Paribas S.A.	GBP	93	109,000	116,685	7,685	—
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	131	169,000	165,062	—	(3,938)
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	46	57,000	57,725	725	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	GBP	354	457,766	446,105	—	(11,661)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	GBP	52	66,000	65,903	—	(97)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	113	140,000	141,758	1,758	—
Expiring 07/29/20	HSBC Bank USA, N.A.	GBP	185	241,271	233,092	—	(8,179)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	1,040	1,319,011	1,310,358	—	(8,653)
Expiring 11/27/20	Bank of America, N.A.	GBP	950	1,259,225	1,197,447	—	(61,778)
Expiring 04/29/21	Citibank, N.A.	GBP	54	67,301	68,091	790	—
Canadian Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	215	154,000	154,825	825	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	177	126,000	127,133	1,133	—
Expiring 07/20/20	The Toronto-Dominion Bank	CAD	220	157,000	158,216	1,216	—
Chilean Peso,
Expiring 05/29/20	Citibank, N.A.	CLP	84,476	101,000	101,251	251	—
Expiring 05/29/20	Citibank, N.A.	CLP	79,303	94,000	95,051	1,051	—
Expiring 05/29/20	Citibank, N.A.	CLP	62,794	75,000	75,263	263	—
Expiring 05/29/20	Citibank, N.A.	CLP	55,770	66,000	66,845	845	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	CLP	37,104	45,815	44,471	—	(1,344)
Expiring 06/17/20	Barclays Bank PLC	CLP	72,522	86,567	86,972	405	—
Expiring 06/17/20	BNP Paribas S.A.	CLP	68,641	80,479	82,318	1,839	—
Expiring 06/17/20	Citibank, N.A.	CLP	84,326	100,245	101,129	884	—
Expiring 06/17/20	Citibank, N.A.	CLP	41,907	49,588	50,257	669	—

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	138,792	$165,950	$166,449	$499	$—
Chinese Renminbi,
Expiring 05/11/20	Citibank, N.A.	CNH	3,734	532,982	527,374	—	(5,608)
Expiring 05/11/20	Citibank, N.A.	CNH	1,856	262,000	262,099	99	—
Expiring 05/11/20	Citibank, N.A.	CNH	1,240	175,000	175,132	132	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	2,032	292,000	287,018	—	(4,982)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,882	265,000	265,869	869	—
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	1,415	200,000	199,802	—	(198)
Expiring 05/14/21	Citibank, N.A.	CNH	2,087	299,020	291,695	—	(7,325)
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	313,203	76,973	78,771	1,798	—
Expiring 06/17/20	BNP Paribas S.A.	COP	188,895	45,521	47,508	1,987	—
Expiring 06/17/20	Citibank, N.A.	COP	160,678	42,206	40,411	—	(1,795)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	241,225	60,777	60,668	—	(109)
Czech Koruna,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	1,127	44,839	45,618	779	—
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	893	54,780	56,313	1,533	—
Expiring 06/17/20	Citibank, N.A.	EGP	1,198	73,276	74,617	1,341	—
Expiring 06/17/20	Citibank, N.A.	EGP	913	55,933	56,877	944	—
Expiring 06/17/20	Citibank, N.A.	EGP	320	19,297	19,911	614	—
Euro,
Expiring 05/29/20	Morgan Stanley & Co. International PLC	EUR	158	171,437	172,860	1,423	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	109	119,000	120,148	1,148	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	43,818	136,000	136,078	78	—
Expiring 07/17/20	Citibank, N.A.	HUF	50,942	158,000	158,202	202	—
Expiring 07/17/20	Goldman Sachs International	HUF	15,453	48,000	47,990	—	(10)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	28,800	86,826	89,440	2,614	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	5,128	16,000	15,927	—	(73)
Indian Rupee,
Expiring 05/29/20	Barclays Bank PLC	INR	7,143	93,000	94,376	1,376	—
Expiring 05/29/20	BNP Paribas S.A.	INR	13,921	181,000	183,917	2,917	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/29/20	Citibank, N.A.	INR	10,377	$135,000	$137,095	$2,095	$—
Expiring 05/29/20	Citibank, N.A.	INR	9,797	130,000	129,433	—	(567)
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	6,573	86,000	86,841	841	—
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	6,446	83,000	85,160	2,160	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	INR	21,042	289,150	278,004	—	(11,146)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	5,252	68,000	69,385	1,385	—
Expiring 06/17/20	HSBC Bank USA, N.A.	INR	15,396	198,000	202,783	4,783	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	12,642	165,000	166,502	1,502	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	10,402	134,000	137,001	3,001	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	9,754	125,000	128,466	3,466	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	9,002	117,000	118,559	1,559	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,647	111,000	113,891	2,891	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,637	112,000	113,756	1,756	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,284	107,000	109,102	2,102	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	7,812	100,000	102,885	2,885	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	26,468	362,849	348,614	—	(14,235)
Expiring 10/28/20	Citibank, N.A.	INR	108,048	1,387,000	1,398,301	11,301	—
Expiring 10/28/20	Citibank, N.A.	INR	7,706	99,000	99,729	729	—
Expiring 10/30/20	Goldman Sachs International	INR	14,913	197,000	192,955	—	(4,045)
Expiring 12/23/20	Goldman Sachs International	INR	8,628	113,000	111,006	—	(1,994)
Expiring 02/26/21	Citibank, N.A.	INR	6,863	87,000	87,700	700	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	15,047	202,816	192,283	—	(10,533)
Expiring 09/30/21	Goldman Sachs International	INR	25,977	341,000	324,053	—	(16,947)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	3,220,507	224,052	210,537	—	(13,515)
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,354,184	165,543	153,902	—	(11,641)
Expiring 06/17/20	Credit Suisse International	IDR	8,079,516	560,105	528,189	—	(31,916)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	2,651,728	$170,000	$173,354	$3,354	$—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	2,145,467	145,308	140,257	—	(5,051)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	1,613,752	102,000	105,497	3,497	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	3,856,663	269,791	252,125	—	(17,666)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	784	219,000	225,343	6,343	—
Expiring 06/17/20	Barclays Bank PLC	ILS	638	176,000	183,332	7,332	—
Expiring 06/17/20	Barclays Bank PLC	ILS	246	69,300	70,750	1,450	—
Expiring 06/17/20	Citibank, N.A.	ILS	498	142,000	143,073	1,073	—
Expiring 06/17/20	Citibank, N.A.	ILS	401	109,989	115,104	5,115	—
Expiring 06/17/20	Citibank, N.A.	ILS	280	80,000	80,458	458	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ILS	190	50,810	54,696	3,886	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	463	133,000	133,100	100	—
Expiring 06/30/20	Barclays Bank PLC	ILS	664	194,574	190,901	—	(3,673)
Expiring 06/30/20	Deutsche Bank AG	ILS	2,742	796,000	788,016	—	(7,984)
Expiring 06/30/21	Bank of America, N.A.	ILS	2,295	664,000	667,590	3,590	—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	16,999	159,594	158,434	—	(1,160)
Expiring 05/29/20	Bank of America, N.A.	JPY	123,950	1,213,000	1,155,456	—	(57,544)
Expiring 05/29/20	Bank of America, N.A.	JPY	70,286	655,000	655,201	201	—
Expiring 05/29/20	Bank of America, N.A.	JPY	57,669	550,000	537,586	—	(12,414)
Expiring 05/29/20	BNP Paribas S.A.	JPY	52,838	477,000	492,553	15,553	—
Expiring 05/29/20	Citibank, N.A.	JPY	36,832	341,000	343,350	2,350	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	79,135	737,000	737,690	690	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	57,746	550,000	538,310	—	(11,690)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	54,218	516,000	505,422	—	(10,578)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	41,165	383,000	383,741	741	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	29,820	271,000	277,985	6,985	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	29,452	269,000	274,551	5,551	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	27,147	254,000	253,066	—	(934)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	10,523	98,000	98,094	94	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	25,172	234,000	234,654	654	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	8,507	79,000	79,301	301	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	76,338	749,500	711,622	—	(37,878)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	49,323	458,000	459,783	1,783	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	46,800	$438,000	$436,264	$—	$(1,736)
Expiring 05/29/20	The Toronto-Dominion Bank	JPY	92,064	874,500	858,221	—	(16,279)
Expiring 07/17/20	BNP Paribas S.A.	JPY	9,755	90,000	91,013	1,013	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	28,202	263,094	263,128	34	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	8,694	81,100	81,120	20	—
Expiring 07/17/20	The Toronto-Dominion Bank	JPY	68,918	643,362	643,002	—	(360)
Expiring 07/29/20	Deutsche Bank AG	JPY	20,380	194,000	190,189	—	(3,811)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	JPY	2,003	18,294	18,692	398	—
Expiring 10/30/20	Bank of America, N.A.	JPY	151,845	1,426,000	1,419,589	—	(6,411)
Expiring 10/30/20	Citibank, N.A.	JPY	89,650	861,940	838,137	—	(23,803)
Expiring 11/27/20	Bank of America, N.A.	JPY	26,929	252,000	251,942	—	(58)
Expiring 11/27/20	Citibank, N.A.	JPY	32,326	311,070	302,443	—	(8,627)
Expiring 01/29/21	Barclays Bank PLC	JPY	14,562	138,000	136,475	—	(1,525)
Expiring 01/29/21	Barclays Bank PLC	JPY	8,838	85,000	82,824	—	(2,176)
Expiring 01/29/21	Citibank, N.A.	JPY	74,831	746,000	701,295	—	(44,705)
Expiring 01/29/21	Citibank, N.A.	JPY	55,182	532,288	517,151	—	(15,137)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	64,144	624,000	601,138	—	(22,862)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	16,826	155,050	157,685	2,635	—
Expiring 05/28/21	Citibank, N.A.	JPY	100,462	972,482	943,972	—	(28,510)
Expiring 01/28/22	Citibank, N.A.	JPY	89,317	872,064	844,363	—	(27,701)
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	1,019,534	—	(38,466)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	211,642	—	(18,358)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	130,849	—	(9,151)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	215,621	—	(18,379)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	487,215	—	(30,785)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	78,211	755,589	755,032	—	(557)
Kazakhstani Tenge,
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	41,167	106,784	96,499	—	(10,285)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	19,168	49,832	44,931	—	(4,901)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Kazakhstani Tenge (cont’d.),
Expiring 06/30/20	Morgan Stanley & Co. International PLC	KZT	21,731	$45,895	$50,078	$4,183	$—
Mexican Peso,
Expiring 05/29/20	Bank of America, N.A.	MXN	1,856	77,000	76,656	—	(344)
Expiring 05/29/20	Citibank, N.A.	MXN	2,228	114,909	91,995	—	(22,914)
Expiring 05/29/20	Goldman Sachs International	MXN	4,874	194,000	201,276	7,276	—
Expiring 05/29/20	Goldman Sachs International	MXN	2,066	97,000	85,310	—	(11,690)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	22,540	930,236	930,707	471	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	4,130	168,000	170,554	2,554	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	3,378	143,000	139,502	—	(3,498)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	1,646	68,000	67,976	—	(24)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	4,691	193,000	193,697	697	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	4,399	186,000	181,625	—	(4,375)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	2,668	137,000	110,165	—	(26,835)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	11,615	580,000	479,599	—	(100,401)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	4,312	185,000	178,043	—	(6,957)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	2,767	114,000	114,261	261	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	2,657	112,000	109,697	—	(2,303)
Expiring 06/17/20	BNP Paribas S.A.	MXN	1,852	77,000	76,265	—	(735)
Expiring 06/17/20	Citibank, N.A.	MXN	10,227	488,535	421,060	—	(67,475)
Expiring 06/17/20	Goldman Sachs International	MXN	2,188	91,757	90,088	—	(1,669)
Expiring 10/30/20	Citibank, N.A.	MXN	3,892	180,910	157,390	—	(23,520)
Expiring 10/30/20	Citibank, N.A.	MXN	2,461	121,889	99,539	—	(22,350)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	13,742	648,000	555,809	—	(92,191)
Expiring 01/29/21	Citibank, N.A.	MXN	1,730	84,676	69,228	—	(15,448)
Expiring 01/29/21	Goldman Sachs International	MXN	2,904	135,965	116,215	—	(19,750)
Expiring 01/29/21	Goldman Sachs International	MXN	834	39,000	33,362	—	(5,638)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	1,574	73,000	62,997	—	(10,003)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 02/26/21	Citibank, N.A.	MXN	38,014	$1,508,000	$1,516,547	$8,547	$—
Expiring 02/26/21	Deutsche Bank AG	MXN	13,991	655,000	558,160	—	(96,840)
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	2,467	96,821	97,739	918	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	4,243	193,360	168,068	—	(25,292)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	20,279	955,000	803,293	—	(151,707)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	169,419	—	(22,910)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	539,493	—	(84,507)
New Taiwanese Dollar,
Expiring 06/17/20	Barclays Bank PLC	TWD	1,475	49,792	50,036	244	—
Expiring 06/17/20	BNP Paribas S.A.	TWD	2,159	72,095	73,233	1,138	—
Expiring 06/17/20	BNP Paribas S.A.	TWD	1,516	51,218	51,418	200	—
Expiring 06/17/20	Citibank, N.A.	TWD	2,072	69,872	70,264	392	—
Expiring 06/17/20	Credit Suisse International	TWD	4,951	166,000	167,910	1,910	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	2,861	96,373	97,034	661	—
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	574	171,000	169,545	—	(1,455)
Expiring 06/17/20	Citibank, N.A.	PEN	348	97,498	102,854	5,356	—
Expiring 06/17/20	Citibank, N.A.	PEN	151	42,135	44,680	2,545	—
Expiring 06/17/20	Goldman Sachs International	PEN	400	113,160	118,093	4,933	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	483	142,000	142,545	545	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	433	126,000	128,028	2,028	—
Philippine Peso,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	15,013	295,000	296,660	1,660	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	10,687	204,000	211,170	7,170	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	7,815	152,000	154,414	2,414	—
Polish Zloty,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	453	109,000	109,110	110	—
Expiring 07/17/20	UBS AG	PLN	430	102,852	103,567	715	—
Russian Ruble,
Expiring 05/29/20	Barclays Bank PLC	RUB	4,773	64,000	63,812	—	(188)

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 05/29/20	Barclays Bank PLC	RUB	4,121	$56,000	$55,086	$—	$(914)
Expiring 05/29/20	HSBC Bank USA, N.A.	RUB	11,366	152,000	151,943	—	(57)
Expiring 06/17/20	Barclays Bank PLC	RUB	31,878	478,112	424,949	—	(53,163)
Expiring 06/17/20	Barclays Bank PLC	RUB	4,651	60,000	62,000	2,000	—
Expiring 06/17/20	Citibank, N.A.	RUB	24,455	338,465	325,993	—	(12,472)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	6,246	79,000	83,264	4,264	—
Expiring 10/30/20	Deutsche Bank AG	RUB	6,052	91,000	79,308	—	(11,692)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	RUB	19,204	232,090	251,682	19,592	—
Expiring 12/23/20	Goldman Sachs International	RUB	69,304	993,000	902,725	—	(90,275)
Expiring 12/23/20	JPMorgan Chase Bank, N.A.	RUB	3,571	42,795	46,512	3,717	—
Expiring 02/26/21	Deutsche Bank AG	RUB	25,391	321,000	328,388	7,388	—
Expiring 02/26/21	Goldman Sachs International	RUB	35,332	510,000	456,950	—	(53,050)
Expiring 04/29/21	Goldman Sachs International	RUB	5,676	80,000	72,941	—	(7,059)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	7,343	86,251	94,351	8,100	—
Singapore Dollar,
Expiring 06/17/20	BNP Paribas S.A.	SGD	311	219,000	220,517	1,517	—
Expiring 06/17/20	Credit Suisse International	SGD	427	302,000	302,882	882	—
Expiring 06/17/20	Credit Suisse International	SGD	374	265,000	265,526	526	—
Expiring 06/17/20	Credit Suisse International	SGD	330	232,000	233,905	1,905	—
Expiring 06/17/20	Credit Suisse International	SGD	195	137,000	138,524	1,524	—
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	126	87,130	89,236	2,106	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	456	328,884	323,164	—	(5,720)
South African Rand,
Expiring 05/29/20	Bank of America, N.A.	ZAR	10,842	573,335	583,082	9,747	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	1,650	93,000	88,734	—	(4,266)
Expiring 05/29/20	Barclays Bank PLC	ZAR	8,955	522,606	481,615	—	(40,991)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	2,244	145,000	120,667	—	(24,333)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	2,174	118,000	116,935	—	(1,065)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	1,466	80,000	78,869	—	(1,131)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	1,224	68,000	65,804	—	(2,196)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	BNP Paribas S.A.	ZAR	941	$58,095	$50,522	$—	$(7,573)
Expiring 06/17/20	Citibank, N.A.	ZAR	1,199	72,331	64,384	—	(7,947)
Expiring 06/17/20	Citibank, N.A.	ZAR	834	51,027	44,781	—	(6,246)
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	2,023	116,759	108,581	—	(8,178)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,972	113,000	105,873	—	(7,127)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	553	29,261	29,697	436	—
Expiring 07/29/20	Barclays Bank PLC	ZAR	2,695	175,392	144,107	—	(31,285)
Expiring 07/29/20	Goldman Sachs International	ZAR	3,670	247,000	196,234	—	(50,766)
Expiring 08/31/20	Barclays Bank PLC	ZAR	594	38,509	31,695	—	(6,814)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	1,636	109,721	87,222	—	(22,499)
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,610	173,574	138,811	—	(34,763)
Expiring 09/30/20	Citibank, N.A.	ZAR	6,835	421,000	363,470	—	(57,530)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	397	26,000	21,110	—	(4,890)
Expiring 12/23/20	Barclays Bank PLC	ZAR	1,690	107,855	89,219	—	(18,636)
Expiring 01/29/21	Barclays Bank PLC	ZAR	3,332	205,374	175,308	—	(30,066)
Expiring 01/29/21	Barclays Bank PLC	ZAR	2,102	133,426	110,563	—	(22,863)
Expiring 01/29/21	Goldman Sachs International	ZAR	2,344	154,000	123,329	—	(30,671)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	4,849	325,000	255,100	—	(69,900)
Expiring 02/26/21	Bank of America, N.A.	ZAR	526	32,000	27,633	—	(4,367)
Expiring 02/26/21	Deutsche Bank AG	ZAR	2,591	166,000	136,017	—	(29,983)
Expiring 02/26/21	Goldman Sachs International	ZAR	17,895	984,000	939,392	—	(44,608)
Expiring 04/29/21	Goldman Sachs International	ZAR	991	52,000	51,787	—	(213)
Expiring 12/23/21	Goldman Sachs International	ZAR	10,613	562,000	538,875	—	(23,125)
South Korean Won,
Expiring 05/29/20	Barclays Bank PLC	KRW	64,199	53,000	52,867	—	(133)
Expiring 05/29/20	BNP Paribas S.A.	KRW	89,206	73,000	73,460	460	—
Expiring 05/29/20	Citibank, N.A.	KRW	457,388	388,000	376,653	—	(11,347)
Expiring 05/29/20	Citibank, N.A.	KRW	448,546	364,000	369,372	5,372	—
Expiring 05/29/20	Citibank, N.A.	KRW	212,715	174,000	175,168	1,168	—
Expiring 05/29/20	Citibank, N.A.	KRW	181,838	150,000	149,741	—	(259)
Expiring 05/29/20	Citibank, N.A.	KRW	123,344	104,000	101,572	—	(2,428)
Expiring 05/29/20	Citibank, N.A.	KRW	26,968	22,000	22,207	207	—

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/29/20	Goldman Sachs International	KRW	153,010	$130,000	$126,002	$—	$(3,998)
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	136,282	112,000	112,226	226	—
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	124,342	103,000	102,394	—	(606)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	178,171	143,000	146,721	3,721	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	161,874	136,000	133,301	—	(2,699)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	120,146	99,000	98,939	—	(61)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	335,740	282,000	276,477	—	(5,523)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	78,598	65,000	64,724	—	(276)
Expiring 06/17/20	Barclays Bank PLC	KRW	139,263	116,954	114,724	—	(2,230)
Expiring 06/17/20	BNP Paribas S.A.	KRW	163,203	130,016	134,446	4,430	—
Expiring 06/17/20	Citibank, N.A.	KRW	148,596	122,791	122,412	—	(379)
Expiring 06/17/20	Citibank, N.A.	KRW	127,886	106,823	105,352	—	(1,471)
Expiring 06/17/20	Citibank, N.A.	KRW	101,488	82,544	83,605	1,061	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	136,090	113,096	112,110	—	(986)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	126,977	105,000	104,603	—	(397)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	74,308	61,191	61,215	24	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	34,379	28,269	28,321	52	—
Expiring 10/30/20	BNP Paribas S.A.	KRW	425,612	374,000	351,691	—	(22,309)
Expiring 10/30/20	Citibank, N.A.	KRW	937,638	764,000	774,787	10,787	—
Expiring 10/30/20	Citibank, N.A.	KRW	267,784	220,000	221,275	1,275	—
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	130,905	109,857	108,170	—	(1,687)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	KRW	1,146,514	941,000	947,385	6,385	—
Expiring 04/29/21	Goldman Sachs International	KRW	25,337	21,000	21,052	52	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	236,106	195,000	196,183	1,183	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	763,668	648,000	637,060	—	(10,940)
Swedish Krona,
Expiring 07/15/20	Citibank, N.A.	SEK	2,085	211,000	213,834	2,834	—
Expiring 07/15/20	Credit Suisse International	SEK	927	95,000	95,111	111	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	1,369	$137,000	$140,442	$3,442	$—
Swiss Franc,
Expiring 07/15/20	BNP Paribas S.A.	CHF	221	229,000	229,523	523	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	155	159,333	161,187	1,854	—
Expiring 10/30/20	Goldman Sachs International	CHF	362	391,000	376,595	—	(14,405)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	120	127,000	124,755	—	(2,245)
Expiring 10/30/20	UBS AG	CHF	162	167,121	169,111	1,990	—
Thai Baht,
Expiring 06/17/20	Credit Suisse International	THB	4,493	137,000	138,860	1,860	—
Expiring 06/17/20	Credit Suisse International	THB	3,764	115,000	116,345	1,345	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	5,583	171,000	172,559	1,559	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	4,715	144,000	145,717	1,717	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	4,341	133,493	134,187	694	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	4,062	125,000	125,556	556	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	1,427	45,302	44,101	—	(1,201)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	5,196	159,000	160,596	1,596	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	611	88,000	86,388	—	(1,612)
Expiring 06/17/20	Barclays Bank PLC	TRY	434	62,000	61,320	—	(680)
Expiring 06/17/20	HSBC Bank USA, N.A.	TRY	1,073	161,156	151,605	—	(9,551)
Expiring 06/30/20	Bank of America, N.A.	TRY	333	50,000	46,865	—	(3,135)
Expiring 06/30/20	Deutsche Bank AG	TRY	7,876	761,000	1,108,078	347,078	—
Expiring 07/29/20	Barclays Bank PLC	TRY	1,564	217,894	217,986	92	—
Expiring 07/29/20	Citibank, N.A.	TRY	4,722	695,000	658,007	—	(36,993)
Expiring 10/30/20	Barclays Bank PLC	TRY	343	49,342	46,406	—	(2,936)
Expiring 10/30/20	Barclays Bank PLC	TRY	70	11,208	9,489	—	(1,719)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	152	22,000	20,556	—	(1,444)
Expiring 12/23/20	Barclays Bank PLC	TRY	705	89,949	93,637	3,688	—
Expiring 12/23/20	Goldman Sachs International	TRY	288	45,000	38,206	—	(6,794)
Expiring 02/26/21	Barclays Bank PLC	TRY	1,097	138,987	142,661	3,674	—
Expiring 02/26/21	Barclays Bank PLC	TRY	564	77,317	73,299	—	(4,018)
Expiring 02/26/21	Barclays Bank PLC	TRY	419	64,966	54,492	—	(10,474)
Expiring 02/26/21	Barclays Bank PLC	TRY	412	57,000	53,606	—	(3,394)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	6,212	748,000	808,056	60,056	—

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 05/28/21	BNP Paribas S.A.	TRY	420	$54,000	$53,055	$—	$(945)
Expiring 05/28/21	Goldman Sachs International	TRY	147	21,181	18,506	—	(2,675)
Ukraine Hryvna,
Expiring 05/26/20	Citibank, N.A.	UAH	1,896	75,600	69,484	—	(6,116)
Expiring 05/26/20	Citibank, N.A.	UAH	1,055	41,941	38,656	—	(3,285)
Expiring 05/27/20	Citibank, N.A.	UAH	1,725	68,704	63,183	—	(5,521)

				$89,940,355	$86,285,355	853,079	(4,508,079)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/29/20	HSBC Bank USA, N.A.	AUD	212	$135,000	$137,963	$—	$(2,963)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	AUD	380	239,000	247,487	—	(8,487)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	AUD	82	54,000	53,751	249	—
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	2,480	1,587,105	1,616,436	—	(29,331)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	148	97,000	96,562	438	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	124	79,000	80,929	—	(1,929)
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	322	220,927	209,856	11,071	—
Expiring 01/29/21	Barclays Bank PLC	AUD	935	608,694	609,322	—	(628)
Expiring 05/28/21	Barclays Bank PLC	AUD	2,130	1,385,087	1,388,023	—	(2,936)
Expiring 05/28/21	Citibank, N.A.	AUD	1,220	767,050	794,934	—	(27,884)
Brazilian Real,
Expiring 05/05/20	BNP Paribas S.A.	BRL	5,233	1,025,496	962,042	63,454	—
Expiring 05/05/20	Citibank, N.A.	BRL	226	43,034	41,620	1,414	—
Expiring 05/05/20	Goldman Sachs International	BRL	1,504	294,468	276,426	18,042	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	628	115,000	115,485	—	(485)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	488	91,763	89,635	2,128	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	621	115,000	114,068	932	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/29/20	Bank of America, N.A.	BRL	1,024	$202,000	$187,788	$14,212	$—
Expiring 05/29/20	Barclays Bank PLC	BRL	469	90,000	86,020	3,980	—
Expiring 05/29/20	Citibank, N.A.	BRL	778	148,000	142,704	5,296	—
Expiring 05/29/20	Citibank, N.A.	BRL	539	95,000	98,841	—	(3,841)
Expiring 05/29/20	Citibank, N.A.	BRL	352	67,000	64,646	2,354	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	BRL	622	110,000	114,165	—	(4,165)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	BRL	460	86,000	84,425	1,575	—
Expiring 06/02/20	Goldman Sachs
	International	BRL	2,272	406,557	416,581	—	(10,024)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	2,964	522,386	543,505	—	(21,119)
Expiring 06/02/20	Morgan Stanley & Co.
	International PLC	BRL	3,055	539,947	560,241	—	(20,294)
Expiring 06/30/20	Deutsche Bank AG	BRL	4,005	972,000	733,256	238,744	—
Expiring 07/29/20	Deutsche Bank AG	BRL	1,318	298,000	240,884	57,116	—
Expiring 08/31/20	Citibank, N.A.	BRL	123	30,319	22,400	7,919	—
Expiring 08/31/20	Deutsche Bank AG	BRL	1,297	283,000	236,863	46,137	—
Expiring 12/23/20	Citibank, N.A.	BRL	554	136,000	100,883	35,117	—
Expiring 12/23/20	Citibank, N.A.	BRL	186	45,518	33,895	11,623	—
Expiring 12/23/20	Morgan Stanley & Co.
	International PLC	BRL	2,074	521,000	377,594	143,406	—
Expiring 01/29/21	Citibank, N.A.	BRL	1,785	436,000	324,707	111,293	—
Expiring 01/29/21	Morgan Stanley & Co.
	International PLC	BRL	8,649	1,665,375	1,573,402	91,973	—
Expiring 01/29/21	Morgan Stanley & Co.
	International PLC	BRL	3,953	916,000	719,025	196,975	—
Expiring 02/26/21	Citibank, N.A.	BRL	596	116,000	108,252	7,748	—
Expiring 03/31/21	Citibank, N.A.	BRL	5,161	1,217,000	936,504	280,496	—
Expiring 03/31/21	Morgan Stanley & Co.
	International PLC	BRL	1,025	252,935	186,056	66,879	—
Expiring 04/29/21	Deutsche Bank AG	BRL	109	19,000	19,679	—	(679)
Expiring 09/30/21	Bank of America, N.A.	BRL	5,108	1,180,000	913,204	266,796	—
Expiring 09/30/21	Deutsche Bank AG	BRL	5,093	1,134,000	910,446	223,554	—
Expiring 01/28/22	Citibank, N.A.	BRL	3,063	546,000	541,823	4,177	—
Expiring 01/28/22	Deutsche Bank AG	BRL	6,392	1,390,141	1,130,708	259,433	—
British Pound,
Expiring 05/29/20	BNP Paribas S.A.	GBP	96	111,000	121,523	—	(10,523)
Expiring 05/29/20	Citibank, N.A.	GBP	188	243,000	236,420	6,580	—
Expiring 05/29/20	Citibank, N.A.	GBP	83	98,000	104,756	—	(6,756)
Expiring 05/29/20	Citibank, N.A.	GBP	15	19,179	19,459	—	(280)
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	72	92,000	90,537	1,463	—

See Notes to Financial Statements.

54

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/29/20	Morgan Stanley & Co. International PLC	GBP	87	$109,000	$109,311	$—	$(311)
Expiring 05/29/20	UBS AG	GBP	12	15,379	15,593	—	(214)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	2,596	3,211,903	3,270,453	—	(58,550)
Expiring 07/29/20	Bank of America, N.A.	GBP	1,225	1,527,906	1,543,451	—	(15,545)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	446	582,632	562,170	20,462	—
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	446	582,632	562,170	20,462	—
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	173	125,000	124,590	410	—
Expiring 07/20/20	HSBC Bank USA, N.A.	CAD	112	79,857	80,647	—	(790)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	1,333	960,239	958,096	2,143	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	140	99,183	100,502	—	(1,319)
Chilean Peso,
Expiring 05/29/20	BNP Paribas S.A.	CLP	94,545	110,000	113,319	—	(3,319)
Expiring 05/29/20	Citibank, N.A.	CLP	140,138	164,000	167,966	—	(3,966)
Expiring 05/29/20	Citibank, N.A.	CLP	83,581	101,000	100,178	822	—
Expiring 05/29/20	HSBC Bank USA, N.A.	CLP	66,659	77,000	79,896	—	(2,896)
Expiring 06/17/20	Citibank, N.A.	CLP	86,719	101,840	103,999	—	(2,159)
Expiring 06/17/20	Citibank, N.A.	CLP	57,136	66,625	68,521	—	(1,896)
Expiring 06/17/20	Citibank, N.A.	CLP	30,423	35,347	36,485	—	(1,138)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	429,266	514,061	514,804	—	(743)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	88,588	103,800	106,241	—	(2,441)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	83,615	97,750	100,277	—	(2,527)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	76,403	92,057	91,627	430	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	607,359	726,419	728,384	—	(1,965)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	134,474	159,000	161,270	—	(2,270)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	51,779	61,191	62,097	—	(906)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	24,187	28,269	29,006	—	(737)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	85,232	100,000	102,216	—	(2,216)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	62,730	75,000	75,230	—	(230)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	237,340	$281,542	$284,633	$—	$(3,091)
Expiring 10/29/21	Bank of America, N.A.	CLP	245,918	312,000	296,343	15,657	—
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	1,464	206,000	206,841	—	(841)
Expiring 05/11/20	Citibank, N.A.	CNH	1,109	156,000	156,658	—	(658)
Expiring 05/11/20	Credit Suisse International	CNH	1,201	169,000	169,564	—	(564)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	2,737	390,000	386,653	3,347	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,591	227,100	224,659	2,441	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,514	216,650	213,905	2,745	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,414	199,000	199,668	—	(668)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	818	116,500	115,546	954	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	659	92,400	93,046	—	(646)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,087	299,505	291,695	7,810	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	1,266,958	333,454	318,644	14,810	—
Expiring 06/17/20	Citibank, N.A.	COP	165,653	41,960	41,662	298	—
Expiring 06/17/20	Citibank, N.A.	COP	152,832	44,240	38,438	5,802	—
Expiring 06/17/20	Goldman Sachs International	COP	574,550	165,543	144,501	21,042	—
Expiring 06/17/20	Goldman Sachs International	COP	401,273	98,710	100,921	—	(2,211)
Expiring 06/17/20	Goldman Sachs International	COP	360,663	93,000	90,708	2,292	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	198,825	56,910	50,005	6,905	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	589,278	151,000	148,205	2,795	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	308,917	76,000	77,694	—	(1,694)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	232,050	58,000	58,361	—	(361)
Expiring 06/17/20	UBS AG	COP	301,006	74,000	75,704	—	(1,704)
Czech Koruna,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,209	87,000	89,397	—	(2,397)
Danish Krone,
Expiring 07/15/20	Barclays Bank PLC	DKK	438	63,581	64,491	—	(910)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	663	41,540	41,819	—	(279)

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound (cont’d.),
Expiring 05/18/20	Citibank, N.A.	EGP	230	$14,439	$14,495	$—	$(56)
Expiring 06/17/20	Citibank, N.A.	EGP	1,674	103,625	104,212	—	(587)
Expiring 06/17/20	Citibank, N.A.	EGP	758	46,811	47,193	—	(382)
Euro,
Expiring 05/29/20	Morgan Stanley & Co. International PLC	EUR	158	171,618	172,860	—	(1,242)
Expiring 07/17/20	Barclays Bank PLC	EUR	1,104	1,197,280	1,212,248	—	(14,968)
Expiring 07/17/20	Barclays Bank PLC	EUR	733	802,397	804,883	—	(2,486)
Expiring 07/17/20	BNP Paribas S.A.	EUR	129	140,000	141,084	—	(1,084)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	715	779,685	784,700	—	(5,015)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	124	135,000	135,895	—	(895)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	715	779,399	784,700	—	(5,301)
Expiring 07/17/20	Morgan Stanley & Co.
	International PLC	EUR	152	166,900	167,032	—	(132)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	97	105,000	106,236	—	(1,236)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	EUR	1	1,427	1,439	—	(12)
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	103	122,771	113,189	9,582	—
Expiring 07/29/20	UBS AG	EUR	148	179,851	162,059	17,792	—
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	107	119,729	117,564	2,165	—
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	67	74,756	73,248	1,508	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	EUR	152	166,368	167,698	—	(1,330)
Expiring 12/02/20	Citibank, N.A.	EUR	5,102	5,785,046	5,618,648	166,398	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	EUR	97	106,001	106,880	—	(879)
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	47,628	145,000	147,910	—	(2,910)
Expiring 07/17/20	Barclays Bank PLC	HUF	39,159	118,000	121,609	—	(3,609)
Expiring 07/17/20	Barclays Bank PLC	HUF	31,126	95,000	96,662	—	(1,662)
Indian Rupee,
Expiring 05/29/20	Barclays Bank PLC	INR	9,315	122,000	123,063	—	(1,063)
Expiring 05/29/20	Citibank, N.A.	INR	13,870	184,000	183,246	754	—
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	18,772	255,000	248,009	6,991	—
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	12,480	164,000	164,888	—	(888)
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	8,579	112,000	113,346	—	(1,346)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	25,136	$320,000	$332,090	$—	$(12,090)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	11,855	159,000	156,626	2,374	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	9,301	126,000	122,883	3,117	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	7,398	95,000	97,736	—	(2,736)
Expiring 06/17/20	Citibank, N.A.	INR	5,742	75,325	75,628	—	(303)
Expiring 06/17/20	Citibank, N.A.	INR	3,659	47,809	48,190	—	(381)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	9,674	124,344	127,422	—	(3,078)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	7,916	101,350	104,267	—	(2,917)
Expiring 10/28/20	Goldman Sachs International	INR	45,134	614,821	584,101	30,720	—
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	19,746	258,000	255,490	2,510	—
Expiring 12/23/20	BNP Paribas S.A.	INR	10,264	133,000	132,057	943	—
Expiring 02/26/21	Bank of America, N.A.	INR	10,391	138,000	132,790	5,210	—
Expiring 02/26/21	Citibank, N.A.	INR	10,881	138,000	139,051	—	(1,051)
Expiring 02/26/21	Goldman Sachs International	INR	3,844	50,000	49,116	884	—
Expiring 09/30/21	Bank of America, N.A.	INR	45,446	587,000	566,906	20,094	—
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	1,984,248	124,000	129,718	—	(5,718)
Expiring 06/17/20	Barclays Bank PLC	IDR	1,272,510	87,089	83,189	3,900	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,063,112	124,000	134,874	—	(10,874)
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,841,764	107,000	120,403	—	(13,403)
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,467,592	92,915	95,942	—	(3,027)
Expiring 06/17/20	Citibank, N.A.	IDR	2,091,211	140,444	136,711	3,733	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	1,024,448	64,000	66,972	—	(2,972)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	1,324,840	88,000	86,610	1,390	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	1,196,379	78,616	78,212	404	—
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	625	163,000	179,413	—	(16,413)
Expiring 06/17/20	BNP Paribas S.A.	ILS	688	196,341	197,701	—	(1,360)
Expiring 06/17/20	Citibank, N.A.	ILS	845	241,000	242,849	—	(1,849)
Expiring 06/17/20	Citibank, N.A.	ILS	738	196,000	212,132	—	(16,132)
Expiring 06/17/20	Citibank, N.A.	ILS	170	48,400	48,864	—	(464)

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	Goldman Sachs International	ILS	605	$171,600	$173,836	$—	$(2,236)
Expiring 06/30/20	Citibank, N.A.	ILS	3,406	993,000	978,916	14,084	—
Expiring 06/30/21	Barclays Bank PLC	ILS	663	196,908	192,733	4,175	—
Expiring 06/30/21	Citibank, N.A.	ILS	1,633	485,000	474,857	10,143	—
Japanese Yen,
Expiring 05/29/20	Bank of America, N.A.	JPY	31,755	297,000	296,020	980	—
Expiring 05/29/20	Bank of America, N.A.	JPY	26,891	250,000	250,681	—	(681)
Expiring 05/29/20	Bank of America, N.A.	JPY	20,953	195,000	195,324	—	(324)
Expiring 05/29/20	Bank of America, N.A.	JPY	19,500	182,000	181,780	220	—
Expiring 05/29/20	Bank of America, N.A.	JPY	7,856	72,000	73,232	—	(1,232)
Expiring 05/29/20	Citibank, N.A.	JPY	372,561	3,566,198	3,472,998	93,200	—
Expiring 05/29/20	Citibank, N.A.	JPY	15,415	149,000	143,697	5,303	—
Expiring 05/29/20	Citibank, N.A.	JPY	12,046	112,000	112,297	—	(297)
Expiring 05/29/20	Citibank, N.A.	JPY	9,482	88,000	88,387	—	(387)
Expiring 05/29/20	Citibank, N.A.	JPY	8,716	81,000	81,246	—	(246)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	36,596	350,000	341,143	8,857	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	31,858	294,000	296,978	—	(2,978)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	21,996	203,000	205,048	—	(2,048)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	14,811	139,000	138,070	930	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	12,319	111,000	114,837	—	(3,837)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	40,651	373,000	378,951	—	(5,951)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	36,116	337,000	336,672	328	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	35,507	321,000	330,997	—	(9,997)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	33,193	305,000	309,425	—	(4,425)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	21,548	200,000	200,874	—	(874)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	127,050	1,217,000	1,184,355	32,645	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	8,232	77,000	76,738	262	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	7,711	72,000	71,882	118	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	52,402	482,698	488,915	—	(6,217)
Expiring 07/29/20	Deutsche Bank AG	JPY	22,383	215,000	208,880	6,120	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	JPY	32,899	301,337	307,387	—	(6,050)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/30/20	Bank of America, N.A.	JPY	148,702	$1,390,000	$1,390,209	$—	$(209)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	JPY	92,793	851,162	867,517	—	(16,355)
Expiring 11/27/20	Bank of America, N.A.	JPY	35,266	330,000	329,946	54	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	33,066	316,603	309,387	7,216	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	JPY	14,766	135,631	138,163	—	(2,532)
Expiring 12/30/20	Bank of America, N.A.	JPY	30,753	296,616	287,976	8,640	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	JPY	15,571	143,215	145,807	—	(2,592)
Expiring 01/29/21	Bank of America, N.A.	JPY	37,389	353,000	350,398	2,602	—
Expiring 01/29/21	Citibank, N.A.	JPY	75,708	741,000	709,511	31,489	—
Expiring 01/29/21	Deutsche Bank AG	JPY	57,595	548,135	539,765	8,370	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	69,191	640,741	650,134	—	(9,393)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	13,271	123,227	124,888	—	(1,661)
Expiring 10/31/23	Bank of America, N.A.	JPY	165,745	1,624,000	1,600,074	23,926	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	1,034,307	27,693	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	266,836	19,995	—
Malaysian Ringgit,
Expiring 06/17/20	Barclays Bank PLC	MYR	814	194,318	188,531	5,787	—
Mexican Peso,
Expiring 05/29/20	Bank of America, N.A.	MXN	6,941	324,570	286,592	37,978	—
Expiring 05/29/20	Bank of America, N.A.	MXN	4,020	166,000	166,007	—	(7)
Expiring 05/29/20	Citibank, N.A.	MXN	6,683	263,000	275,948	—	(12,948)
Expiring 05/29/20	Citibank, N.A.	MXN	5,542	231,000	228,856	2,144	—
Expiring 05/29/20	Citibank, N.A.	MXN	3,893	196,858	160,747	36,111	—
Expiring 05/29/20	Citibank, N.A.	MXN	1,749	73,000	72,237	763	—
Expiring 05/29/20	Goldman Sachs International	MXN	3,197	131,000	132,003	—	(1,003)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	5,770	255,000	238,237	16,763	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	4,640	228,000	191,607	36,393	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	4,540	185,000	187,471	—	(2,471)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	3,151	157,000	130,093	26,907	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	2,728	110,000	112,641	—	(2,641)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	2,382	119,000	98,340	20,660	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	2,263	113,000	93,463	19,537	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	2,086	106,000	86,151	19,849	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	5,693	233,000	235,058	—	(2,058)

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	2,990	$122,000	$123,455	$—	$(1,455)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	7,722	391,000	318,851	72,149	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	2,269	97,000	93,693	3,307	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	2,170	89,000	89,607	—	(607)
Expiring 06/17/20	BNP Paribas S.A.	MXN	1,596	68,000	65,710	2,290	—
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	2,453	102,100	100,994	1,106	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	6,716	316,461	276,496	39,965	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,346	100,000	96,587	3,413	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	1,712	69,500	70,497	—	(997)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	1,661	67,000	68,372	—	(1,372)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	3,045	149,000	125,377	23,623	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,838	75,650	75,687	—	(37)
Expiring 10/30/20	Deutsche Bank AG	MXN	20,095	879,000	812,739	66,261	—
Expiring 01/29/21	Citibank, N.A.	MXN	7,041	335,000	281,801	53,199	—
Expiring 02/26/21	Deutsche Bank AG	MXN	18,153	714,000	724,228	—	(10,228)
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	26,498	1,050,014	1,057,138	—	(7,124)
Expiring 04/29/21	Citibank, N.A.	MXN	7,304	359,000	289,324	69,676	—
Expiring 04/29/21	Citibank, N.A.	MXN	3,848	185,928	152,410	33,518	—
Expiring 04/29/21	Deutsche Bank AG	MXN	8,437	329,000	334,219	—	(5,219)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	10,026	463,000	397,166	65,834	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	5,811	272,000	230,199	41,801	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,701	708,912	135,789	—
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	12,798	430,000	434,058	—	(4,058)
Expiring 06/17/20	Goldman Sachs International	TWD	6,983	235,000	236,819	—	(1,819)
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	9,744	329,000	330,465	—	(1,465)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	10,078	$339,000	$341,820	$—	$(2,820)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	1,497	897,824	917,884	—	(20,060)
Norwegian Krone,
Expiring 07/15/20	Citibank, N.A.	NOK	617	60,000	60,232	—	(232)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	1,335	127,270	130,398	—	(3,128)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	1,388	403,951	409,881	—	(5,930)
Philippine Peso,
Expiring 06/17/20	Barclays Bank PLC	PHP	7,180	141,000	141,870	—	(870)
Expiring 06/17/20	Citibank, N.A.	PHP	7,671	151,000	151,577	—	(577)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	6,880	133,000	135,940	—	(2,940)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	2,603	50,946	51,426	—	(480)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	536	128,000	129,175	—	(1,175)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	516	123,000	124,456	—	(1,456)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	479	115,000	115,387	—	(387)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	339	81,100	81,757	—	(657)
Expiring 07/17/20	UBS AG	PLN	531	127,000	127,880	—	(880)
Russian Ruble,
Expiring 05/29/20	BNP Paribas S.A.	RUB	10,032	133,000	134,113	—	(1,113)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	RUB	11,002	142,000	147,083	—	(5,083)
Expiring 06/17/20	Barclays Bank PLC	RUB	10,290	135,050	137,176	—	(2,126)
Expiring 06/17/20	Barclays Bank PLC	RUB	5,815	72,000	77,522	—	(5,522)
Expiring 06/17/20	Barclays Bank PLC	RUB	4,323	59,119	57,630	1,489	—
Expiring 06/17/20	Barclays Bank PLC	RUB	3,266	43,203	43,542	—	(339)
Expiring 06/17/20	Barclays Bank PLC	RUB	2,742	35,347	36,554	—	(1,207)
Expiring 06/17/20	BNP Paribas S.A.	RUB	3,072	37,689	40,955	—	(3,266)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	9,530	130,086	127,037	3,049	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	3,963	53,010	52,826	184	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	RUB	25,256	389,000	330,990	58,010	—

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/23/20	BNP Paribas S.A.	RUB	56,910	$772,000	$741,290	$30,710	$—
Expiring 12/23/20	BNP Paribas S.A.	RUB	15,964	224,000	207,947	16,053	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	60,723	716,829	785,338	—	(68,509)
Expiring 04/28/21	Goldman Sachs International	RUB	52,023	678,000	668,562	9,438	—
Expiring 04/29/21	Deutsche Bank AG	RUB	13,019	192,000	167,292	24,708	—
Singapore Dollar,
Expiring 06/17/20	Citibank, N.A.	SGD	358	251,000	254,182	—	(3,182)
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	114	80,859	80,788	71	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	381	271,500	270,260	1,240	—
South African Rand,
Expiring 05/29/20	Bank of America, N.A.	ZAR	1,833	106,000	98,594	7,406	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	1,809	108,000	97,264	10,736	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	1,487	92,000	79,963	12,037	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	1,478	84,000	79,494	4,506	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	1,126	60,000	60,575	—	(575)
Expiring 05/29/20	Barclays Bank PLC	ZAR	2,440	131,000	131,212	—	(212)
Expiring 05/29/20	Citibank, N.A.	ZAR	2,998	167,000	161,217	5,783	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	4,311	272,000	231,831	40,169	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	2,111	135,000	113,540	21,460	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	1,482	93,000	79,685	13,315	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	1,087	60,000	58,473	1,527	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	3,879	214,000	208,630	5,370	—
Expiring 06/17/20	Bank of America, N.A.	ZAR	2,166	118,000	116,269	1,731	—
Expiring 06/17/20	Barclays Bank PLC	ZAR	1,345	70,000	72,219	—	(2,219)
Expiring 06/17/20	Citibank, N.A.	ZAR	1,554	85,000	83,450	1,550	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	818	52,585	43,896	8,689	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	9,567	595,481	513,615	81,866	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	3,516	184,000	188,759	—	(4,759)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,381	75,000	74,157	843	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	2,557	165,876	137,270	28,606	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,113	59,000	59,737	—	(737)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	6,365	390,000	340,341	49,659	—
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,529	163,086	134,489	28,597	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/30/20	Goldman Sachs International	ZAR	1,152	$72,000	$61,273	$10,727	$—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	6,161	419,000	327,629	91,371	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	8,749	557,000	460,264	96,736	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	3,878	250,000	204,037	45,963	—
Expiring 02/26/21	Bank of America, N.A.	ZAR	10,890	556,832	571,658	—	(14,826)
Expiring 02/26/21	Barclays Bank PLC	ZAR	3,117	175,521	163,650	11,871	—
Expiring 02/26/21	Goldman Sachs International	ZAR	5,962	315,000	312,957	2,043	—
Expiring 12/23/21	Barclays Bank PLC	ZAR	6,463	348,622	328,131	20,491	—
Expiring 12/23/21	Goldman Sachs International	ZAR	1,126	71,000	57,145	13,855	—
South Korean Won,
Expiring 05/29/20	Bank of America, N.A.	KRW	276,373	227,000	227,589	—	(589)
Expiring 05/29/20	Barclays Bank PLC	KRW	561,208	464,000	462,147	1,853	—
Expiring 05/29/20	Barclays Bank PLC	KRW	277,666	227,000	228,654	—	(1,654)
Expiring 05/29/20	Citibank, N.A.	KRW	126,108	106,000	103,848	2,152	—
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	227,587	185,000	187,415	—	(2,415)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	571,016	469,076	470,223	—	(1,147)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	342,485	286,000	282,032	3,968	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	608,287	522,000	500,915	21,085	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	418,581	333,000	344,696	—	(11,696)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	198,947	161,000	163,830	—	(2,830)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	64,952	53,000	53,487	—	(487)
Expiring 06/17/20	Citibank, N.A.	KRW	118,594	97,046	97,697	—	(651)
Expiring 06/17/20	Credit Suisse International	KRW	1,230,698	1,041,208	1,013,843	27,365	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	115,603	94,000	95,234	—	(1,234)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	188,684	159,348	155,437	3,911	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	189,162	159,348	155,831	3,517	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	187,493	158,396	154,456	3,940	—

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	128,551	$104,000	$105,900	$—	$(1,900)
Expiring 06/17/20	UBS AG	KRW	188,987	159,348	155,686	3,662	—
Expiring 10/30/20	Citibank, N.A.	KRW	1,357,653	1,156,000	1,121,852	34,148	—
Expiring 10/30/20	Deutsche Bank AG	KRW	556,517	481,000	459,860	21,140	—
Expiring 04/29/21	Citibank, N.A.	KRW	371,654	307,000	308,811	—	(1,811)
Expiring 07/30/21	Deutsche Bank AG	KRW	744,855	635,000	621,366	13,634	—
Swedish Krona,
Expiring 07/15/20	Barclays Bank PLC	SEK	2,315	228,298	237,451	—	(9,153)
Swiss Franc,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	216	222,000	223,946	—	(1,946)
Expiring 07/15/20	UBS AG	CHF	207	215,000	215,050	—	(50)
Expiring 07/17/20	HSBC Bank USA, N.A.	CHF	120	125,000	124,713	287	—
Expiring 10/30/20	Bank of America, N.A.	CHF	475	503,000	495,105	7,895	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	168	177,435	175,356	2,079	—
Thai Baht,
Expiring 06/17/20	Credit Suisse International	THB	10,132	321,000	313,163	7,837	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	8,104	257,549	250,491	7,058	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	6,879	216,416	212,624	3,792	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	1,089	172,000	153,863	18,137	—
Expiring 06/17/20	Barclays Bank PLC	TRY	856	134,393	120,943	13,450	—
Expiring 06/17/20	Barclays Bank PLC	TRY	854	135,779	120,665	15,114	—
Expiring 06/17/20	Barclays Bank PLC	TRY	647	92,647	91,433	1,214	—
Expiring 06/17/20	Barclays Bank PLC	TRY	620	92,057	87,625	4,432	—
Expiring 06/17/20	Citibank, N.A.	TRY	718	114,045	101,534	12,511	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	786	120,740	111,095	9,645	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	707	108,000	99,863	8,137	—
Expiring 06/30/20	Barclays Bank PLC	TRY	2,011	283,348	282,905	443	—
Expiring 06/30/20	Citibank, N.A.	TRY	1,570	163,000	220,876	—	(57,876)
Expiring 06/30/20	Citibank, N.A.	TRY	228	23,764	32,128	—	(8,364)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	770	105,000	108,352	—	(3,352)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	3,630	551,000	510,682	40,318	—
Expiring 07/29/20	Barclays Bank PLC	TRY	2,961	401,186	412,566	—	(11,380)
Expiring 07/29/20	Citibank, N.A.	TRY	1,761	287,000	245,441	41,559	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/30/20	Deutsche Bank AG	TRY	281	$37,000	$37,997	$—	$(997)
Expiring 10/30/20	Goldman Sachs International	TRY	284	41,000	38,455	2,545	—
Expiring 12/23/20	Deutsche Bank AG	TRY	992	151,000	131,843	19,157	—
Expiring 02/26/21	Citibank, N.A.	TRY	1,635	201,000	212,680	—	(11,680)
Expiring 02/26/21	Citibank, N.A.	TRY	876	104,088	114,002	—	(9,914)
Expiring 02/26/21	Goldman Sachs International	TRY	1,152	173,000	149,872	23,128	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	1,140	136,912	148,261	—	(11,349)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	3,900	540,000	507,298	32,702	—
Expiring 05/28/21	Goldman Sachs International	TRY	567	76,000	71,562	4,438	—

				$111,185,478	$107,130,633	4,914,955	(860,110)

						$5,768,034	$(5,368,189)

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	188	CZK	5,083	$124	$—	Citibank, N.A.
07/29/20	Buy	EUR	603	TRY	5,835	—	(151,094)	BNP Paribas S.A.
07/29/20	Buy	TRY	4,271	EUR	351	209,793	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	208	ZAR	4,012	14,584	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	1,782	EUR	101	—	(15,938)	Goldman Sachs International
09/30/20	Buy	GBP	168	JPY	22,332	3,054	—	Bank of America, N.A.
09/30/20	Buy	JPY	4,712	GBP	36	—	(1,339)	Bank of America, N.A.
09/30/20	Buy	JPY	28,186	GBP	198	13,838	—	Bank of America, N.A.
10/30/20	Buy	EUR	1,080	GBP	948	—	(6,592)	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	740	EUR	861	—	(15,189)	Bank of America, N.A.
11/27/20	Buy	AUD	322	JPY	23,989	—	(14,582)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	47,832	AUD	613	48,042	—	Deutsche Bank AG

See Notes to Financial Statements.

66

Cross currency exchange contracts outstanding at April 30, 2020 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
12/23/20	Buy	EUR	26	ZAR	471	$3,801	$—	Goldman Sachs International
12/23/20	Buy	EUR	71	ZAR	1,220	13,859	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	38	JPY	2,880	—	(2,200)	Goldman Sachs International
12/30/20	Buy	JPY	6,634	AUD	90	3,467	—	Deutsche Bank AG
12/30/20	Buy	JPY	42,570	AUD	578	21,942	—	Deutsche Bank AG
01/29/21	Buy	AUD	117	JPY	8,509	—	(3,495)	Morgan Stanley & Co. International PLC
01/29/21	Buy	AUD	818	JPY	55,182	15,925	—	Deutsche Bank AG
05/28/21	Buy	AUD	278	JPY	20,286	—	(9,489)	Deutsche Bank AG
05/28/21	Buy	AUD	993	JPY	71,988	—	(29,463)	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	4,745	JPY	303,158	242,872	—	Citibank, N.A.
05/28/21	Buy	JPY	28,854	AUD	416	89	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	AUD	564	JPY	38,930	974	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	52,201	AUD	722	21,006	—	Morgan Stanley & Co. International PLC
10/31/23	Buy	AUD	367	JPY	24,589	—	(6)	Deutsche Bank AG
10/31/23	Buy	JPY	9,277	AUD	133	3,533	—	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	5,416	—	Morgan Stanley & Co. International PLC

						$622,319	$(249,387)

Credit default swap agreements outstanding at April 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	750	2.350%	$(25,162)	$—	$(25,162)	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	150	0.527%	2,046	—	2,046	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	500	0.183%	11,423	—	11,423	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**(cont’d.):
Republic of Argentina	12/20/22	1.000%(Q)	150	305.010%	$(113,660)	$—	$(113,660)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	150	0.604%	1,744	—	1,744	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	200	1.690%	(3,349)	—	(3,349)	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	200	1.192%	(767)	—	(767)	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	150	0.968%	302	—	302	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	150	0.597%	1,772	—	1,772	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	150	0.407%	2,528	—	2,528	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	450	3.655%	(29,457)	—	(29,457)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	750	5.767%	(85,262)	—	(85,262)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	450	1.121%	(899)	—	(899)	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	650	1.863%	(13,772)	—	(13,772)	Citibank, N.A.

					$(252,513)	$—	$(252,513)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V2	12/20/22	1.000%(Q)	4,850	$243,708	$(1,212)	$244,920	Citibank, N.A.

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

68

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$4,037	$4,227	$(190)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		300	5,442	18,234	(12,792)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(1,237)	(1,596)	359	Bank of America, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		395	294,524	213,037	81,487	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		575	4,811	5,207	(396)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	250	3,930	2,283	1,647	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		100	837	1,016	(179)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	125	9,453	6,337	3,116	Barclays Bank PLC

					$321,797	$248,745	$73,052

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Banco do Brasil SA	12/20/20	1.000%(Q)		200	2.125%	$(1,211)	$—	$(1,211)	Bank of America, N.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	100	0.351%	228	132	96	Citibank, N.A.
Citigroup, Inc.	06/20/20	1.000%(Q)		475	0.268%	1,046	512	534	Morgan Stanley & Co. International PLC
Federal Republic of Brazil	12/20/20	1.000%(Q)		500	1.084%	312	(8,036)	8,348	Goldman Sachs International
Generalitat de Cataluna	12/20/22	1.000%(Q)		230	2.623%	(9,123)	(17,433)	8,310	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		300	2.099%	(9,583)	(20,688)	11,105	Bank of America, N.A.
Hellenic Republic	12/20/24	1.000%(Q)		1,650	2.447%	(100,812)	(80,934)	(19,878)	Citibank, N.A.
Hellenic Republic	06/20/29	1.000%(Q)		250	2.833%	(34,045)	(32,261)	(1,784)	Citibank, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)		1,000	0.431%	32,877	13,707	19,170	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)		500	0.431%	16,439	8,151	8,288	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)		250	1.062%	37	(1,616)	1,653	Barclays Bank PLC
Kingdom of Spain	12/20/20	1.000%(Q)		250	0.391%	1,276	269	1,007	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.684%	$5,541	$2,706	$2,835	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,050	0.893%	4,721	6,912	(2,191)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.893%	449	977	(528)	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	180	1.189%	(1,481)	(1,781)	300	Bank of America, N.A.
Kingdom of Spain	12/20/25	1.000%(Q)	750	1.239%	(8,788)	(9,271)	483	JPMorgan Chase Bank, N.A.
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	250	1.577%	88	(66)	154	Citibank, N.A.
People’s Republic of China	12/20/20	1.000%(Q)	750	0.082%	5,336	(50)	5,386	JPMorgan Chase Bank, N.A.
Republic of Argentina	06/20/29	5.000%(Q)	395	173.902%	(295,048)	(231,232)	(63,816)	Citibank, N.A.
Republic of Chile	12/20/20	1.000%(Q)	500	0.273%	2,936	(647)	3,583	Goldman Sachs International
Republic of Colombia	12/20/20	1.000%(Q)	500	0.811%	1,194	(2,792)	3,986	Goldman Sachs International
Republic of Hungary	12/20/20	1.000%(Q)	750	0.246%	4,532	(2,730)	7,262	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	545	1.324%	(4,791)	(2,200)	(2,591)	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	600	2.078%	(30,600)	(28,468)	(2,132)	Morgan Stanley & Co. International PLC
Republic of Ireland	12/20/25	1.000%(Q)	500	0.454%	15,798	5,626	10,172	Barclays Bank PLC
Republic of Ireland	12/20/25	1.000%(Q)	500	0.454%	15,798	4,855	10,943	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	200	0.503%	6,706	(127)	6,833	JPMorgan Chase Bank, N.A.
Republic of Israel	12/20/20	1.000%(Q)	250	0.280%	1,456	380	1,076	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	250	1.180%	3	12	(9)	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	575	1.869%	(14,443)	(12,397)	(2,046)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	1.869%	(2,512)	(3,389)	877	Citibank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	750	2.227%	(46,614)	(16,112)	(30,502)	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

70

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Republic of Italy	12/20/25	1.000%(Q)	500	2.227%	$(31,076)	$(11,033)	$(20,043)	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.982%	398	—	398	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.833%	474	380	94	Citibank, N.A.
Republic of Peru	12/20/20	1.000%(Q)	500	0.240%	3,043	(1,815)	4,858	Goldman Sachs International
Republic of South Africa	12/20/20	1.000%(Q)	375	2.702%	(3,653)	(3,204)	(449)	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	3.870%	(23,854)	(9,795)	(14,059)	Bank of America, N.A.
Republic of Turkey	12/20/20	1.000%(Q)	625	5.240%	(16,072)	(4,927)	(11,145)	Goldman Sachs International
Republic of Turkey	06/20/23	1.000%(Q)	500	5.784%	(66,594)	(46,429)	(20,165)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	200	5.784%	(26,638)	(18,110)	(8,528)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	100	5.784%	(13,319)	(8,640)	(4,679)	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	7.117%	(11,980)	10,420	(22,400)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	400	7.198%	(30,851)	29,439	(60,290)	HSBC Bank USA, N.A.
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	235	19.456%	(3,329)	1,281	(4,610)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/20	1.000%(Q)	375	0.597%	1,415	(3,286)	4,701	JPMorgan Chase Bank, N.A.
Russian Federation	12/20/21	1.000%(Q)	475	0.931%	1,095	(8,739)	9,834	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	1.195%	(1,702)	(3,541)	1,839	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	1.195%	(244)	(604)	360	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	1.923%	(19,676)	(22,849)	3,173	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	3.522%	(12,452)	(4,402)	(8,050)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	3.816%	(21,254)	(9,216)	(12,038)	Goldman Sachs International

					$(718,547)	$(543,061)	$(175,486)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		5,000	6.251%	$(285,000)	$(227,593)	$57,407
iTraxx.XO.33.V1	06/20/25	5.000%(Q)	EUR	5,500	4.912%	(67,683)	57,892	125,575

						$(352,683)	$(169,701)	$182,982

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	400	*	$(238)	$(149)	$(89)	Citibank, N.A.
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	3.138%	(20,808)	(8,913)	(11,895)	Citibank, N.A.

					$(21,046)	$(9,062)	$(11,984)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

72

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2020:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase Bank, N.A.	11/05/20	$3,464	$—	$3,464
698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase Bank, N.A.	11/17/20	(9,985)	—	(9,985)
428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase Bank, N.A.	11/18/20	(7,456)	—	(7,456)
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	7,346	—	7,346
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(1,822)	—	(1,822)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(13,814)	—	(13,814)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(11,966)	—	(11,966)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(47,817)	—	(47,817)
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	(7,560)	—	(7,560)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(8,894)	—	(8,894)

							$(98,504)	$—	$(98,504)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Inflation swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(33,003)	$(33,003)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	31,267	31,267

					$—	$(1,736)	$(1,736)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	650	03/14/27	3.170	%(S)	6 Month BBSW(2)(S)	$—	$72,494	$72,494
AUD	420	12/03/29	2.700	%(S)	6 Month BBSW(2)(S)	35,442	48,361	12,919
AUD	470	07/19/32	3.130	%(S)	6 Month BBSW(2)(S)	190	77,126	76,936
BRL	1,005	01/02/25	6.540	%(T)	1 Day BROIS(2)(T)	—	3,933	3,933
BRL	1,569	01/02/25	6.640	%(T)	1 Day BROIS(2)(T)	—	7,850	7,850
BRL	1,707	01/02/25	6.670	%(T)	1 Day BROIS(2)(T)	—	9,136	9,136
BRL	4,844	01/02/25	6.670	%(T)	1 Day BROIS(2)(T)	—	25,670	25,670
BRL	1,587	01/02/25	9.475	%(T)	1 Day BROIS(2)(T)	—	78,980	78,980
BRL	3,103	01/02/25	9.943	%(T)	1 Day BROIS(2)(T)	—	190,121	190,121
BRL	888	01/02/25	9.985	%(T)	1 Day BROIS(2)(T)	—	59,317	59,317
BRL	244	01/02/25	12.090	%(T)	1 Day BROIS(2)(T)	—	21,399	21,399
BRL	2,824	01/04/27	6.490	%(T)	1 Day BROIS(2)(T)	—	(21,204)	(21,204)
BRL	3,081	01/04/27	6.493	%(T)	1 Day BROIS(2)(T)	—	(21,619)	(21,619)
BRL	2,688	01/04/27	6.540	%(T)	1 Day BROIS(2)(T)	—	(17,166)	(17,166)
CAD	1,535	04/03/25	0.970	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(1,287)	10,178	11,465
CAD	190	05/30/37	2.240	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	20,755	20,755
CAD	170	01/09/38	2.720	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(4)	28,869	28,873
CAD	140	05/30/47	2.240	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	(19,966)	(19,966)

See Notes to Financial Statements.

74

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	136	01/09/48	2.640	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	$3	$(29,528)	$(29,531)
CHF	350	01/31/29	0.260	%(A)	6 Month CHF LIBOR(2)(S)	—	23,367	23,367
CHF	100	04/03/33	0.687	%(A)	6 Month CHF LIBOR(2)(S)	8,346	13,639	5,293
CLP	250,000	04/05/29	3.885	%(S)	1 Day CLOIS(2)(S)	24,286	36,518	12,232
CLP	410,000	10/24/29	2.790	%(S)	1 Day CLOIS(2)(S)	—	12,106	12,106
CLP	91,000	11/22/29	3.203	%(S)	1 Day CLOIS(2)(S)	—	6,583	6,583
CLP	400,000	02/10/30	3.010	%(S)	1 Day CLOIS(2)(S)	—	20,307	20,307
CLP	270,000	02/28/30	3.110	%(S)	1 Day CLOIS(2)(S)	—	16,555	16,555
CNH	2,000	08/15/23	3.115	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(26)	14,030	14,056
CNH	2,030	03/13/24	2.945	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	13,738	13,738
CNH	2,900	04/01/24	2.922	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	19,220	19,220
CNH	1,250	06/03/24	2.975	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	9,023	9,023
CNH	8,180	06/20/24	2.900	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	10	55,487	55,477
CNH	1,700	09/03/24	2.860	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	11,540	11,543
CNH	1,700	09/19/24	2.940	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	12,392	12,394
CNH	2,000	10/10/24	2.860	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	13,527	13,528
CNH	2,910	11/01/24	3.120	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(11)	25,314	25,325
CNH	1,200	02/04/25	2.600	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	6,578	6,578
COP	3,204,860	07/27/28	6.200	%(Q)	1 Day COOIS(2)(Q)	51,253	98,851	47,598
COP	860,000	12/16/29	5.480	%(Q)	1 Day COOIS(2)(Q)	—	14,718	14,718
CZK	64,710	05/31/20	2.138	%(A)	3 Month PRIBOR(1)(Q)	—	(40,599)	(40,599)
CZK	14,000	04/27/22	0.925	%(A)	6 Month PRIBOR(2)(S)	—	4,802	4,802
CZK	13,010	06/29/22	0.895	%(A)	6 Month PRIBOR(2)(S)	—	3,365	3,365
CZK	20,000	01/27/24	1.923	%(A)	6 Month PRIBOR(2)(S)	—	37,689	37,689

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	39,580	01/28/24	1.938	%(A)	6 Month PRIBOR(2)(S)	$—	$75,519	$75,519
CZK	16,700	01/31/24	1.930	%(A)	6 Month PRIBOR(1)(S)	—	(31,653)	(31,653)
CZK	12,100	03/31/24	0.710	%(A)	6 Month PRIBOR(1)(S)	—	(1,267)	(1,267)
CZK	7,145	04/27/27	1.300	%(A)	6 Month PRIBOR(1)(S)	—	(12,121)	(12,121)
CZK	6,640	06/29/27	1.175	%(A)	6 Month PRIBOR(1)(S)	—	(9,038)	(9,038)
CZK	8,340	01/27/30	1.573	%(A)	6 Month PRIBOR(1)(S)	—	(24,869)	(24,869)
CZK	16,480	01/28/30	1.587	%(A)	6 Month PRIBOR(1)(S)	—	(50,159)	(50,159)
CZK	4,895	03/31/30	0.710	%(A)	6 Month PRIBOR(2)(S)	—	(1,949)	(1,949)
DKK	2,300	03/15/27	1.123	%(A)	6 Month CIBOR(2)(S)	—	29,495	29,495
GBP	295	05/15/24	0.963	%(S)	6 Month GBP LIBOR(1)(S)	—	(8,277)	(8,277)
GBP	410	05/08/28	1.100	%(S)	6 Month GBP LIBOR(2)(S)	(19,489)	26,848	46,337
GBP	855	10/22/28	0.680	%(A)	1 Day SONIA(1)(A)	—	(45,802)	(45,802)
GBP	100	05/08/29	1.100	%(A)	1 Day SONIA(1)(A)	(1,001)	(10,932)	(9,931)
HKD	6,080	03/13/21	2.138	%(Q)	3 Month HIBOR(2)(Q)	—	8,919	8,919
HKD	6,850	03/13/21	2.145	%(Q)	3 Month HIBOR(2)(Q)	—	10,116	10,116
HKD	4,660	09/03/26	1.538	%(Q)	3 Month HIBOR(1)(Q)	(26)	(22,796)	(22,770)
HUF	202,800	07/02/20	1.065	%(A)	6 Month BUBOR(2)(S)	(349)	6,070	6,419
HUF	113,000	01/23/25	1.095	%(A)	6 Month BUBOR(2)(S)	—	(306)	(306)
HUF	100,000	03/18/26	2.140	%(A)	6 Month BUBOR(2)(S)	(19,200)	16,772	35,972
HUF	257,045	06/12/28	3.750	%(A)	6 Month BUBOR(2)(S)	—	83,153	83,153
HUF	101,100	07/15/29	1.650	%(A)	6 Month BUBOR(2)(S)	—	8,920	8,920
HUF	168,000	12/09/29	1.245	%(A)	6 Month BUBOR(2)(S)	—	(10,829)	(10,829)

See Notes to Financial Statements.

76

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	55,000	01/23/30	1.740	%(A)	6 Month BUBOR(2)(S)	$—	$4,418	$4,418
JPY	756,490	12/17/20	0.015	%(S)	6 Month JPY LIBOR(1)(S)	—	(999)	(999)
JPY	191,720	01/29/21	(0.014	)%(S)	6 Month JPY LIBOR(1)(S)	—	206	206
JPY	115,675	12/03/23	0.050	%(S)	6 Month JPY LIBOR(1)(S)	(1,027)	(4,828)	(3,801)
JPY	90,000	04/06/32	0.484	%(S)	6 Month JPY LIBOR(2)(S)	—	43,179	43,179
JPY	14,600	09/21/32	0.463	%(S)	6 Month JPY LIBOR(2)(S)	—	6,798	6,798
JPY	26,000	02/28/37	0.681	%(S)	6 Month JPY LIBOR(2)(S)	—	21,758	21,758
JPY	20,000	01/04/38	0.757	%(S)	6 Month JPY LIBOR(2)(S)	3,295	19,855	16,560
JPY	24,660	12/03/38	0.600	%(S)	6 Month JPY LIBOR(2)(S)	5,567	18,367	12,800
JPY	10,000	10/04/39	0.203	%(S)	6 Month JPY LIBOR(2)(S)	—	159	159
JPY	40,000	12/03/39	0.650	%(S)	6 Month JPY LIBOR(2)(S)	27,638	34,141	6,503
JPY	80,000	02/20/40	0.175	%(S)	6 Month JPY LIBOR(2)(S)	—	(3,145)	(3,145)
KRW	1,800,000	01/07/21	1.732	%(Q)	3 Month KWCDC(2)(Q)	—	8,653	8,653
KRW	50,000	09/10/28	2.043	%(Q)	3 Month KWCDC(2)(Q)	2,461	3,410	949
MXN	13,380	02/27/29	8.260	%(M)	28 Day Mexican Interbank Rate(2)(M)	4,126	83,911	79,785
NOK	39,700	01/24/22	1.880	%(A)	6 Month NIBOR(2)(S)	18	74,233	74,215
NOK	16,300	01/24/25	1.823	%(A)	6 Month NIBOR(1)(S)	(16)	(83,232)	(83,216)
NOK	3,400	03/15/27	2.103	%(A)	6 Month NIBOR(2)(S)	—	29,626	29,626
NOK	2,690	02/07/29	2.083	%(A)	6 Month NIBOR(2)(S)	3,478	27,945	24,467
NOK	2,000	10/07/29	1.660	%(A)	6 Month NIBOR(2)(S)	—	16,185	16,185
NZD	250	05/01/20	3.628	%(S)	3 Month BBR(2)(Q)	7,044	2,307	(4,737)
NZD	100	10/03/22	2.740	%(S)	3 Month BBR(2)(Q)	—	3,851	3,851

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	1,260	03/15/24	3.355	%(S)	3 Month BBR(2)(Q)	$—	$93,790	$93,790
NZD	100	01/10/27	3.420	%(S)	3 Month BBR(2)(Q)	2,105	12,477	10,372
NZD	910	11/28/28	2.950	%(S)	3 Month BBR(2)(Q)	50,865	113,319	62,454
NZD	1,000	10/07/29	1.130	%(S)	3 Month BBR(2)(Q)	—	22,241	22,241
PLN	2,000	05/24/23	2.520	%(A)	6 Month WIBOR(2)(S)	—	38,369	38,369
PLN	2,890	08/24/23	2.390	%(A)	6 Month WIBOR(2)(S)	—	52,064	52,064
PLN	2,325	11/13/23	2.570	%(A)	6 Month WIBOR(2)(S)	—	44,072	44,072
PLN	700	04/11/24	2.020	%(A)	6 Month WIBOR(2)(S)	—	10,482	10,482
PLN	3,820	06/21/24	1.750	%(A)	6 Month WIBOR(2)(S)	—	55,348	55,348
PLN	550	01/21/26	2.500	%(A)	6 Month WIBOR(2)(S)	1,944	14,421	12,477
PLN	550	07/11/28	2.935	%(A)	6 Month WIBOR(2)(S)	—	25,888	25,888
SEK	3,000	06/20/29	0.550	%(A)	3 Month STIBOR(2)(Q)	—	8,021	8,021
SEK	4,000	10/07/29	0.180	%(A)	3 Month STIBOR(2)(Q)	—	(5,451)	(5,451)
SEK	3,800	01/24/30	0.605	%(A)	3 Month STIBOR(2)(Q)	—	10,685	10,685
SGD	920	05/21/23	2.030	%(S)	6 Month SIBOR(1)(S)	—	(29,531)	(29,531)
SGD	410	03/19/24	2.025	%(S)	6 Month SIBOR(2)(S)	—	15,780	15,780
SGD	490	05/21/28	2.436	%(S)	6 Month SIBOR(2)(S)	—	44,395	44,395
	34,485	05/11/20	1.763	%(S)	3 Month LIBOR(1)(Q)	532,637	(153,288)	(685,925)
	3,900	03/16/21	0.109	%(A)	1 Day USOIS(1)(A)	—	(1,540)	(1,540)
	4,828	06/09/21	0.395	%(A)	1 Day USOIS(1)(A)	—	(20,210)	(20,210)
	6,400	09/12/21	0.260	%(A)	1 Day USOIS(1)(A)	—	(19,818)	(19,818)
	1,370	11/22/21	1.792	%(S)	3 Month LIBOR(2)(Q)	—	37,073	37,073
	4,665	03/10/22	0.330	%(A)	1 Day USOIS(1)(A)	—	(25,551)	(25,551)
	5,900	04/25/23	—	(3)	—(3)	—	57	57
	2,956	05/31/24	1.350	%(A)	1 Day USOIS(1)(A)	—	(155,182)	(155,182)
	768	08/15/28	2.579	%(A)	1 Day USOIS(1)(A)	(9,291)	(150,769)	(141,478)
	2,658	08/15/29	1.611	%(A)	1 Day USOIS(1)(A)	920	(312,201)	(313,121)
	115	05/11/45	2.500	%(A)	1 Day USOIS(2)(A)	19,578	54,225	34,647

See Notes to Financial Statements.

78

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	551	11/15/45	0.508	%(A)	1 Day USOIS(1)(A)	$5,058	$8,716	$3,658
	689	11/15/45	0.553	%(A)	1 Day USOIS(1)(A)	—	3,401	3,401
ZAR	28,120	03/13/21	7.180	%(Q)	3 Month JIBAR(2)(Q)	—	39,832	39,832
ZAR	25,240	03/13/24	7.500	%(Q)	3 Month JIBAR(1)(Q)	—	(106,021)	(106,021)
ZAR	5,200	05/05/25	7.940	%(Q)	3 Month JIBAR(2)(Q)	(13,294)	26,042	39,336
ZAR	4,100	11/07/27	8.360	%(Q)	3 Month JIBAR(2)(Q)	(81)	17,640	17,721
ZAR	6,760	01/17/28	7.833	%(Q)	3 Month JIBAR(2)(Q)	(24)	14,855	14,879
ZAR	4,500	07/16/28	8.170	%(Q)	3 Month JIBAR(2)(Q)	(35)	12,854	12,889
ZAR	7,500	03/13/29	8.055	%(Q)	3 Month JIBAR(2)(Q)	—	12,767	12,767
ZAR	5,700	06/21/29	7.685	%(Q)	3 Month JIBAR(2)(Q)	(28)	418	446
ZAR	8,000	10/03/29	7.580	%(Q)	3 Month JIBAR(2)(Q)	—	(5,649)	(5,649)
ZAR	5,000	11/01/29	7.820	%(Q)	3 Month JIBAR(2)(Q)	(37)	1,642	1,679

						$721,032	$1,121,731	$400,699

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$36,417	$—	$36,417	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	25,401	—	25,401	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	11,348	—	11,348	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	18,167	—	18,167	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	10,800	—	10,800	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	$43,321	$—	$43,321	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	11,371	—	11,371	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	13,752	—	13,752	Morgan Stanley & Co. International PLC
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	8,362	—	8,362	Morgan Stanley & Co. International PLC
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	8,254	—	8,254	Citibank, N.A.
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	8,164	—	8,164	Barclays Bank PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	43,348	—	43,348	Citibank, N.A.
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	36,141	—	36,141	JPMorgan Chase Bank, N.A.
ILS	700	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	21,314	—	21,314	HSBC Bank USA, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	21,928	(252)	22,180	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	6,788	—	6,788	Goldman Sachs International
ILS	490	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(15)	(5)	(10)	Goldman Sachs International
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(4,662)	(35)	(4,627)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(21,613)	(63)	(21,550)	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	5,484	34	5,450	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	25,876	54	25,822	Deutsche Bank AG

					$329,946	$(267)	$330,213

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 6.75 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

See Notes to Financial Statements.

80

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$336,188	$(641,045)	$856,212	$(746,514)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$540,000	$2,116,805
J.P. Morgan Securities LLC	954,000	209,547

Total	$1,494,000	$2,326,352

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$462,189	$—
Spain	—	522,102	—
United States	—	1,358,676	—
Bank Loan
United States	—	60,375	—
Commercial Mortgage-Backed Securities
Canada	—	54,368	—
United States	—	2,507,616	—
Corporate Bonds
Brazil.	—	708,098	—
Canada	—	1,012,530	—
China	—	545,010	—
France	—	821,980	—
Germany	—	398,669	—
Indonesia	—	890,051	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Italy	$—	$432,180	$—
Jamaica	—	77,950	—
Kazakhstan	—	154,565	—
Luxembourg	—	963,012	—
Mexico	—	798,891	—
Netherlands	—	1,096,759	—
Peru	—	168,605	—
Russia	—	386,574	—
South Africa	—	536,279	—
Spain	—	106,428	—
Ukraine	—	95,523	—
United Arab Emirates	—	212,507	—
United Kingdom	—	1,752,756	—
United States	—	16,936,542	—
Residential Mortgage-Backed Securities
Bermuda	—	1,195,445	—
United States	—	2,776,266	848,682
Sovereign Bonds
Argentina	—	238,930	—
Brazil	—	1,620,863	—
Dominican Republic	—	152,779	—
Egypt	—	193,723	—
Greece	—	2,847,592	—
Indonesia	—	1,005,771	—
Iraq	—	151,401	—
Italy	—	1,179,025	—
Peru	—	279,944	—
Qatar	—	212,808	—
Romania	—	642,884	—
Senegal	—	95,040	—
Serbia	—	379,037	—
Spain	—	1,771,053	—
Turkey	—	726,705	—
Ukraine	—	1,240,756	—
U.S. Treasury Obligation	—	832,949	—
Common Stocks
United States	9,963	—	140,300
Affiliated Mutual Funds	4,990,333	—	—
Options Purchased	—	17,453,257	—

Total	$5,000,296	$68,056,463	$988,982

Liabilities
Options Written	$—	$(17,774,141)	$—

See Notes to Financial Statements.

82

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$574,939	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	5,768,034	—
OTC Cross Currency Exchange Contracts	—	622,319	—
OTC Packaged Credit Default Swap Agreements	—	263,523	—
Centrally Cleared Credit Default Swap Agreements	—	182,982	—
OTC Credit Default Swap Agreements	—	446,232	—
OTC Currency Swap Agreements	—	10,810	—
Centrally Cleared Inflation Swap Agreement	—	31,267	—
Centrally Cleared Interest Rate Swap Agreements	—	2,385,130	—
OTC Interest Rate Swap Agreements	—	356,236	—

Total	$574,939	$10,066,533	$—

Liabilities
Futures Contracts	$(978,241)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(5,368,189)	—
OTC Cross Currency Exchange Contracts	—	(249,387)	—
OTC Packaged Credit Default Swap Agreements	—	(272,328)	—
OTC Credit Default Swap Agreements	—	(863,790)	(238)
OTC Currency Swap Agreements	—	(109,314)	—
Centrally Cleared Inflation Swap Agreement	—	(33,003)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,984,431)	—
OTC Interest Rate Swap Agreements	—	(26,290)	—

Total	$(978,241)	$(8,906,732)	$(238)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Common Stocks	OTC Credit Default Swap Agreements
Balance as of 10/31/19	$—	$141,825	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	(1,525)	(238)
Purchases/Exchanges/Issuances	1,000,000	—	—
Sales/Paydowns	(151,318)	—	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 04/30/20	$848,682	$140,300	$(238)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Residential Mortgage-Backed Securities	Common Stocks	OTC Credit Default Swap Agreements
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(1,525)	$(238)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2020	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$848,682	Market Approach	Single Broker Indicative Quote
Common Stocks	140,300	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	(238)	Market Approach	Single Broker Indicative Quote

	$988,744

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2020 were as follows:

Options Purchased	29.8%
Sovereign Bonds	21.8
Residential Mortgage-Backed Securities	9.6
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	8.5
Oil & Gas	5.9
Commercial Mortgage-Backed Securities	4.4
Electric	3.6
Media	3.6
Telecommunications	3.2
Chemicals	3.1
Retail	3.0
Home Builders	2.5
Entertainment	2.5
Banks	2.3
Commercial Services	1.8
Diversified Financial Services	1.6
U.S. Treasury Obligation	1.4
Real Estate Investment Trusts (REITs)	1.3
Other	1.1
Auto Parts & Equipment	1.1%
Software	1.0
Pipelines	1.0
Packaging & Containers	0.9
Foods	0.8
Aerospace & Defense	0.8
Collateralized Loan Obligations	0.8
Healthcare-Products	0.8
Internet	0.7
Pharmaceuticals	0.7
Agriculture	0.6
Building Materials	0.6
Insurance	0.6
Healthcare-Services	0.6
Electrical Components & Equipment	0.6
Transportation	0.6
Computers	0.5
Gas	0.5
Real Estate	0.4
Consumer Loans	0.4
Cosmetics/Personal Care	0.4

See Notes to Financial Statements.

84

Industry Classification (continued):

Student Loan	0.3%
Electric Utilities	0.3
Auto Manufacturers	0.2
Leisure Time	0.1
Lodging	0.1
Airlines	0.1

126.5
Options Written	(30.4)
Other assets in excess of liabilities	3.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$182,982	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	336,100		Premiums received for OTC swap agreements	640,690
Credit contracts	Unrealized appreciation on OTC swap agreements	489,002		Unrealized depreciation on OTC swap agreements	611,013
Equity contracts	Due from/to broker—variation margin futures	26,462	*	Due from/to broker—variation margin futures	23,023	*
Foreign exchange contracts	Unaffiliated investments	17,410,266		Options written outstanding, at value	17,774,141
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	622,319		Unrealized depreciation on OTC cross currency exchange contracts	249,387
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,768,034		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,368,189

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$548,477	*	Due from/to broker—variation margin futures	$955,218	*
Interest rate contracts	Due from/to broker—variation margin swaps	2,416,397	*	Due from/to broker—variation margin swaps	2,017,434	*
Interest rate contracts	Premiums paid for OTC swap agreements	88		Premiums received for OTC swap agreements	355
Interest rate contracts	Unaffiliated investments	42,991		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	367,210		Unrealized depreciation on OTC swap agreements	135,501

		$28,210,328			$27,774,951

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(3,727,299)
Equity contracts	(7,120)	6,668	32,957	—	—
Foreign exchange contracts	(5,346,356)	4,851,461	—	1,533,960	—
Interest rate contracts	(11,089)	11,932	2,681,436	—	(3,930,099)

Total	$(5,364,565)	$4,870,061	$2,714,393	$1,533,960	$(7,657,398)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$1,653	$3,547	$—	$—	$(386,965)
Equity contracts	1,303	(1,192)	3,313	—	—

See Notes to Financial Statements.

86

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$10,431,482	$(10,730,345)	$—	$235,016	$—
Interest rate contracts	15,749	—	(511,892)	—	1,102,651

Total	$10,450,187	$(10,727,990)	$(508,579)	$235,016	$715,686

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$8,943,160	$343,420,735	$44,380,882	$129,543,757	$76,681,202

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$97,449,071	$12,502,931	$189,618,984	$13,538,243

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Inflation Swap Agreements(2)
$40,168,433	$9,286,617	$1,328,080

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$723,756	$(723,756)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$2,764,427	$(3,172,007)	$(407,580)	$407,580	$—
Barclays Bank PLC	227,798	(405,038)	(177,240)	—	(177,240)
BNP Paribas S.A.	306,691	(435,118)	(128,427)	—	(128,427)
Citibank, N.A.	6,771,384	(6,852,271)	(80,887)	—	(80,887)
Credit Suisse International	45,265	(36,538)	8,727	—	8,727
Deutsche Bank AG	5,850,900	(5,318,818)	532,082	(532,082)	—
Goldman Sachs International	1,971,412	(1,863,013)	108,399	(108,399)	—
HSBC Bank USA, N.A.	546,889	(308,473)	238,416	(238,416)	—
JPMorgan Chase Bank, N.A.	428,652	(642,294)	(213,642)	—	(213,642)
Morgan Stanley & Co. International PLC	6,087,635	(5,708,893)	378,742	(90,000)	288,742
The Toronto-Dominion Bank	10,798	(33,965)	(23,167)	—	(23,167)
UBS AG	24,159	(2,848)	21,311	—	21,311

	$25,036,010	$(24,779,276)	$256,734	$(561,317)	$(304,583)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

88

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $723,756:
Unaffiliated investments (cost $69,925,317)	$69,055,408
Affiliated investments (cost $4,989,815)	4,990,333
Cash	246,209
Foreign currency, at value (cost $970,454)	981,418
Cash segregated for counterparty—OTC	420,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,768,034
Deposit with broker for centrally cleared/exchange-traded derivatives	1,494,000
Unrealized appreciation on OTC swap agreements	856,212
Dividends and interest receivable	716,851
Unrealized appreciation on OTC cross currency exchange contracts	622,319
Premiums paid for OTC swap agreements	336,188
Receivable for Fund shares sold	169,030
Due from Manager	3,954
Prepaid expenses	277

Total Assets	85,660,233

Liabilities
Options written outstanding, at value (proceeds received $11,188,989)	17,774,141
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,368,189
Payable for investments purchased	863,523
Unrealized depreciation on OTC swap agreements	746,514
Payable to broker for collateral for securities on loan	738,829
Premiums received for OTC swap agreements	641,045
Due to broker—variation margin swaps	282,490
Unrealized depreciation on OTC cross currency exchange contracts	249,387
Payable for Fund shares reacquired	193,303
Due to broker—variation margin futures	137,520
Accrued expenses and other liabilities	136,838
Distribution fee payable	1,782
Dividends payable	1,225
Affiliated transfer agent fee payable	506

Total Liabilities	27,135,292

Net Assets	$58,524,941

Net assets were comprised of:
Shares of beneficial interest, at par	$6,795
Paid-in capital in excess of par	72,182,783
Total distributable earnings (loss)	(13,664,637)

Net assets, April 30, 2020	$58,524,941

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	89

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($2,691,380 ÷ 312,386 shares of beneficial interest issued and outstanding)	$8.62
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.91

Class C
Net asset value, offering price and redemption price per share, ($1,464,079 ÷ 170,209 shares of beneficial interest issued and outstanding)	$8.60

Class Z
Net asset value, offering price and redemption price per share, ($25,116,133 ÷ 2,915,086 shares of beneficial interest issued and outstanding)	$8.62

Class R6
Net asset value, offering price and redemption price per share, ($29,253,349 ÷ 3,397,532 shares of beneficial interest issued and outstanding)	$8.61

See Notes to Financial Statements.

90

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income	$1,484,639
Affiliated dividend income	33,284
Income from securities lending, net (including affiliated income of $1,606)	4,447

Total income	1,522,370

Expenses
Management fee	261,675
Distribution fee(a)	13,550
Custodian and accounting fees	118,165
Audit fee	31,325
Registration fees(a)	30,064
Shareholders’ reports	25,547
Transfer agent’s fees and expenses (including affiliated expense of $1,437)(a)	21,636
Legal fees and expenses	8,440
Trustees’ fees	6,037
Miscellaneous	12,341

Total expenses	528,780
Less: Fee waiver and/or expense reimbursement(a)	(197,858)

Net expenses	330,922

Net investment income (loss)	1,191,448

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,357))	(6,705,364)
Futures transactions	2,714,393
Forward and cross currency contract transactions	1,533,960
Options written transactions	4,870,061
Swap agreement transactions	(7,657,398)
Foreign currency transactions	(34,006)

(5,278,354)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $492)	2,475,306
Futures	(508,579)
Forward and cross currency contracts	235,016
Options written	(10,727,990)
Swap agreements	715,686
Foreign currencies	4,028

(7,806,533)

Net gain (loss) on investment and foreign currency transactions	(13,084,887)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(11,893,439)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	91

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	5,814	7,736	—	—
Registration fees	7,432	6,936	8,761	6,935
Transfer agent’s fees and expenses	4,330	676	16,552	78
Fee waiver and/or expense reimbursement	(18,261)	(9,838)	(92,178)	(77,581)

See Notes to Financial Statements.

92

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,191,448	$1,384,944
Net realized gain (loss) on investment and foreign currency transactions	(5,278,354)	4,156,295
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,806,533)	274,716

Net increase (decrease) in net assets resulting from operations	(11,893,439)	5,815,955

Dividends and Distributions
Distributions from distributable earnings
Class A	(258,251)	(133,757)
Class C	(84,490)	(26,454)
Class Z	(2,149,439)	(752,084)
Class R6	(1,985,203)	(2,607,572)

	(4,477,383)	(3,519,867)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	39,219,369	42,096,780
Net asset value of shares issued in reinvestment of dividends and distributions	4,290,789	3,482,164
Cost of shares reacquired	(43,799,907)	(6,217,471)

Net increase (decrease) in net assets from Fund share transactions	(289,749)	39,361,473

Total increase (decrease)	(16,660,571)	41,657,561

Net Assets:
Beginning of period	75,185,512	33,527,951

End of period	$58,524,941	$75,185,512

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	93

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Global Dynamic Bond Fund (the “Fund”).

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

94

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Global Dynamic Bond Fund	95

Notes to Financial Statements (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the

96

sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign

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Notes to Financial Statements (unaudited) (continued)

currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

98

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty

PGIM Global Dynamic Bond Fund	99

Notes to Financial Statements (unaudited) (continued)

(“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from

100

counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the

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Notes to Financial Statements (unaudited) (continued)

amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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As of April 30, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include

PGIM Global Dynamic Bond Fund	103

Notes to Financial Statements (unaudited) (continued)

distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

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The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $2.5 billion, 0.675% of the next $2.5 billion and 0.65% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class Z shares and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PGIM Global Dynamic Bond Fund	105

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended April 30, 2020, PIMS received $8,123 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $726 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

106

For the reporting period ended April 30, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized loss as a result of 17a-7 sales transactions were as follows:

	Purchases	Sales	Realized Loss
Global Dynamic Bond	$—	$320,000	$(265,230)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $32,400,101 and $31,975,586, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,350,562	$35,472,526	$35,572,634	$—	$—	$4,250,454	4,250,454	$33,284
PGIM Institutional Money Market Fund*
423,161	3,353,298	3,035,715	492	(1,357)	739,879	740,027	1,606	**

$4,773,723	$38,825,824	$38,608,349	$492	$(1,357)	$4,990,333		$34,890

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$64,005,150

Gross Unrealized Appreciation	22,913,021
Gross Unrealized Depreciation	(29,890,310)

Net Unrealized Depreciation	$(6,977,289)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

PGIM Global Dynamic Bond Fund	107

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	3,393,313	99.9%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	50%	3	44%

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	310,479	$3,226,084
Shares issued in reinvestment of dividends and distributions	17,993	179,138
Shares reacquired	(845,605)	(8,657,662)

Net increase (decrease) in shares outstanding before conversion	(517,133)	(5,252,440)
Shares issued upon conversion from other share class(es)	819	7,056
Shares reacquired upon conversion into other share class(es)	(355)	(3,644)

Net increase (decrease) in shares outstanding	(516,669)	$(5,249,028)

Year ended October 31, 2019:
Shares sold	969,644	$10,068,803
Shares issued in reinvestment of dividends and distributions	9,758	99,889
Shares reacquired	(208,645)	(2,163,631)

Net increase (decrease) in shares outstanding	770,757	$8,005,061

Class C
Six months ended April 30, 2020:
Shares sold	55,946	$555,395
Shares issued in reinvestment of dividends and distributions	8,513	84,480
Shares reacquired	(21,821)	(191,465)

Net increase (decrease) in shares outstanding	42,638	$448,410

Year ended October 31, 2019:
Shares sold	112,022	$1,158,686
Shares issued in reinvestment of dividends and distributions	2,610	26,490
Shares reacquired	(9,747)	(100,967)

Net increase (decrease) in shares outstanding	104,885	$1,084,209

Class Z
Six months ended April 30, 2020:
Shares sold	3,457,917	$34,906,266
Shares issued in reinvestment of dividends and distributions	215,281	2,145,014
Shares reacquired	(3,744,068)	(34,321,174)

Net increase (decrease) in shares outstanding before conversion	(70,870)	2,730,106
Shares issued upon conversion from other share class(es)	355	3,644
Shares reacquired upon conversion into other share class(es)	(819)	(7,056)

Net increase (decrease) in shares outstanding	(71,334)	$2,726,694

Year ended October 31, 2019:
Shares sold	2,979,561	$30,661,450
Shares issued in reinvestment of dividends and distributions	73,041	748,213
Shares reacquired	(383,901)	(3,939,214)

Net increase (decrease) in shares outstanding	2,668,701	$27,470,449

PGIM Global Dynamic Bond Fund	109

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	52,483	$531,624
Shares issued in reinvestment of dividends and distributions	189,518	1,882,157
Shares reacquired	(70,107)	(629,606)

Net increase (decrease) in shares outstanding	171,894	$1,784,175

Year ended October 31, 2019:
Shares sold	21,168	$207,841
Shares issued in reinvestment of dividends and distributions	259,401	2,607,572
Shares reacquired	(1,337)	(13,659)

Net increase (decrease) in shares outstanding	279,232	$2,801,754

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

110

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 21 days that the Fund had loans outstanding during the period was approximately $3,651,048, borrowed at a weighted average interest rate of 2.17%. The maximum loan outstanding amount during the period was $7,251,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may

PGIM Global Dynamic Bond Fund	111

Notes to Financial Statements (unaudited) (continued)

lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern

112

Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Global Dynamic Bond Fund	113

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,			November 3, 2015(a) through October 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.49	$10.03	$10.56	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.24	0.25	0.27	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.42)	1.03	(0.14)	0.86	0.08
Total from investment operations	(1.28)	1.27	0.11	1.13	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.81)	(0.57)	(0.50)	(0.19)
Tax return of capital distributions	-	-	-	-	(0.25)
Distributions from net realized gains	(0.31)	-	(0.07)	-	-
Total dividends and distributions	(0.59)	(0.81)	(0.64)	(0.50)	(0.44)
Net asset value, end of period	$8.62	$10.49	$10.03	$10.56	$9.93
Total Return(c):	(12.88)%	13.32%	1.00%	11.69%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,691	$8,693	$585	$397	$18
Average net assets (000)	$4,677	$2,311	$1,984	$122	$13
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.21% (f)	1.20%	1.20%	1.20%	1.20%	(f)
Expenses before waivers and/or expense reimbursement	2.00% (f)	2.52%	2.77%	5.51%	3.93%	(f)
Net investment income (loss)	2.83% (f)	2.26%	2.43%	2.60%	2.99%	(f)
Portfolio turnover rate(g)	49%	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

114

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,			November 3, 2015(a) through October 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.47	$10.01	$10.54	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.17	0.19	0.21	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.43)	1.02	(0.16)	0.82	0.08
Total from investment operations	(1.32)	1.19	0.03	1.03	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.73)	(0.49)	(0.42)	(0.17)
Tax return of capital distributions	-	-	-	-	(0.20)
Distributions from net realized gains	(0.31)	-	(0.07)	-	-
Total dividends and distributions	(0.55)	(0.73)	(0.56)	(0.42)	(0.37)
Net asset value, end of period	$8.60	$10.47	$10.01	$10.54	$9.93
Total Return(c):	(13.24)%	12.48%	0.26%	10.65%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,464	$1,335	$227	$71	$20
Average net assets (000)	$1,556	$465	$162	$60	$12
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.96% (f)	1.95%	1.95%	1.95%	1.95%	(f)
Expenses before waivers and/or expense reimbursement	3.23% (f)	5.71%	12.20%	9.28%	4.92%	(f)
Net investment income (loss)	2.17% (f)	1.67%	1.81%	2.05%	2.22%	(f)
Portfolio turnover rate(g)	49%	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	115

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,			November 3, 2015(a) through October 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.49	$10.03	$10.56	$9.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.22	0.29	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.43)	1.09	(0.15)	0.86	0.07
Total from investment operations	(1.27)	1.31	0.14	1.15	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.85)	(0.60)	(0.53)	(0.19)
Tax return of capital distributions	-	-	-	-	(0.27)
Distributions from net realized gains	(0.31)	-	(0.07)	-	-
Total dividends and distributions	(0.60)	(0.85)	(0.67)	(0.53)	(0.46)
Net asset value, end of period	$8.62	$10.49	$10.03	$10.56	$9.94
Total Return(c):	(12.73)%	13.73%	1.33%	11.85%	4.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,116	$31,323	$3,186	$2,578	$135
Average net assets (000)	$36,387	$11,946	$4,160	$784	$52
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.86% (f)	0.85%	0.87%	0.95%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	1.37% (f)	1.79%	2.14%	2.75%	3.26%	(f)
Net investment income (loss)	3.18% (f)	2.16%	2.84%	2.78%	3.37%	(f)
Portfolio turnover rate(g)	49%	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

116

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,			November 3, 2015(a) through October 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.49	$10.02	$10.55	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.34	0.30	0.32	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.43)	0.98	(0.16)	0.82	0.08
Total from investment operations	(1.27)	1.32	0.14	1.14	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.85)	(0.60)	(0.52)	(0.21)
Tax return of capital distributions	-	-	-	-	(0.25)
Distributions from net realized gains	(0.31)	-	(0.07)	-	-
Total dividends and distributions	(0.61)	(0.85)	(0.67)	(0.52)	(0.46)
Net asset value, end of period	$8.61	$10.49	$10.02	$10.55	$9.93
Total Return(c):	(12.72)%	13.79%	1.37%	11.86%	4.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,253	$33,833	$29,530	$29,120	$26,049
Average net assets (000)	$32,556	$31,497	$29,353	$27,313	$24,926
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.81% (f)	0.80%	0.83%	0.95%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	1.29% (f)	1.66%	1.76%	2.33%	2.61%	(f)
Net investment income (loss)	3.30% (f)	3.39%	2.89%	3.15%	3.19%	(f)
Portfolio turnover rate(g)	49%	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	117

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

118

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Dynamic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL DYNAMIC BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PAJAX	PAJCX	PAJZX	PAJQX
CUSIP	74440K645	74440K637	74440K611	74440K629

MF233E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 17, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 17, 2020